Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.71%, 04/15/34
(a)(b)
......... USD 500 $ 492,461
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.51%, 01/21/35
(a)(b)
......... 1,000 972,549
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 10/17/34 ............... 1,000 982,095
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.71%, 10/17/34 ............... 1,000 969,195
AIMCO CLO 10 Ltd., Series 2019-10A, Class
DR, (3-mo. CME Term SOFR at 2.90% Floor
+ 3.16%), 8.57%, 07/22/32
(a)(b)
........ 2,400 2,320,596
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor
+ 3.16%), 8.58%, 04/20/34
(a)(b)
........ 865 824,453
AMSR Trust
(b)
Series 2020-SFR2, Class I, 5.25%, 07/17/37 600 553,380
Series 2020-SFR3, Class H, 6.50%,
09/17/37 .................... 100 94,432
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class D, (3-mo. CME Term SOFR at
2.60% Floor + 2.86%), 8.25%, 01/28/31
(a)(b)
250 239,946
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (3-mo. CME Term SOFR at 5.76%
Floor + 5.76%), 11.16%, 04/13/31
(a)(b)
... 1,000 903,646
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.31%, 04/24/31
(a)(b)
......... 500 500,547
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 5.66%,
04/15/30
(a)(b)
.................... 500 119,658
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.61%, 08/23/30
(a)(b)
............... 250 247,347
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at
2.10% Floor + 2.36%), 7.76%, 10/17/32
(a)(b)
1,000 978,689
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.83%,
10/15/34
(a)(b)
.................... 3,500 3,458,402
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class D, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 9.03%,
10/20/34
(a)(b)
.................... 2,000 1,880,019
Bethpage Park CLO Ltd., Series 2021-1A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.79%, 01/15/35
(a)(b)
.... 3,000 2,972,258
Buckhorn Park CLO Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.12%
Floor + 1.38%), 6.78%, 07/18/34
(a)(b)
.... 2,115 2,091,730
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.36%,
07/15/31 .................... 500 494,361
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.56%,
07/15/31 .................... 1,000 975,371
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 07/15/34 ............... 500 474,699
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.16%,
01/15/34 .................... USD 500 $ 498,538
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.83%,
10/15/34 .................... 3,000 2,962,036
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR + 3.15%), 8.55%,
07/16/31
(a)(b)
.................... 1,000 953,450
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR + 3.96%),
9.38%, 04/20/29
(a)(b)
............... 250 244,646
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 1,000 315,706
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
8.45%, 04/27/31 ............... 500 473,937
Series 2014-5A, Class DR2, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
9.06%, 10/17/31 ............... 500 479,744
Series 2015-3A, Class CR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 04/19/29 ............... 250 243,855
Series 2017-1A, Class D, (3-mo. CME Term
SOFR + 3.76%), 9.17%, 04/23/29 ... 500 495,333
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 01/15/35 ............... 3,000 2,944,809
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.44%,
04/25/33 .................... 3,500 3,424,367
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.51%,
07/15/33 .................... 2,935 2,877,374
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.80%,
10/15/34 .................... 1,750 1,737,622
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.73%, 04/20/32 ............... 500 489,850
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.78%, 04/20/32 ............... 500 485,102
Series 2020-1A, Class AR, (3-mo. CME
Term SOFR at 1.16% Floor + 1.42%),
6.82%, 04/15/34 ............... 4,000 3,978,095
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.66%, 04/15/34 ............... 900 866,098
Series 2021-1A, Class E, (3-mo. CME Term
SOFR at 6.86% Floor + 6.86%), 12.27%,
04/22/34 .................... 2,000 1,954,700
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
07/20/34 .................... 4,700 4,631,793
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.73%,
07/20/34 .................... 500 481,047
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.95%, 05/14/32
(a)(c)
............... EUR 150 151,061
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (3-mo. CME Term SOFR at 6.60%
Floor + 6.86%), 12.26%, 04/15/34
(a)(b)
... USD 350 308,574

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 6.83%, 04/20/34
(a)(b)
........ USD 3,000 $ 2,982,000
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.78%, 10/20/34
(a)(b)
........ 1,855 1,819,515
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 7.05%, 01/17/34
(a)(b)
........ 2,750 2,734,448
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.63%,
10/20/34 .................... 2,900 2,792,707
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.68%,
10/20/34 .................... 1,250 1,187,918
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.38%, 01/20/35
(a)(b)
......... 2,000 1,974,603
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.68%, 08/15/36
(a)(c)
.... EUR 150 158,455
Flatiron CLO 19 Ltd., Series 2019-1A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.81%), 7.18%, 11/16/34
(a)(b)
........ USD 2,400 2,366,090
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.23%, 10/19/39
(a)(b)
......... 1,500 1,500,935
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
B, (3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 7.34%, 11/22/31
(a)(b)
......... 2,500 2,447,379
Generate CLO 2 Ltd., Series 3A, Class DR,
(3-mo. CME Term SOFR + 3.86%), 9.28%,
10/20/29
(a)(b)
.................... 500 496,899
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor
+ 1.63%), 7.04%, 01/22/33
(a)(b)
........ 1,000 996,221
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class C, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.63%,
07/20/32
(a)(b)
.................... 2,000 2,005,871
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 8.68%,
04/25/36
(a)(b)
.................... 2,000 2,008,717
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 8.16%, 04/15/31
(a)(b)
.... 650 615,676
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.64%, 01/27/31
(a)(b)
........ 500 489,755
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36%
Floor + 0.47%), 5.80%, 03/25/36
(a)
..... 55 16,489
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.47%,
04/20/35 .................... 750 712,222
Series 2022-1A, Class E, (3-mo. CME Term
SOFR at 6.30% Floor + 6.30%), 11.72%,
04/20/35 .................... 500 453,310
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.55%, 01/17/38
(a)(b)
.... 244 243,570
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lucali CLO Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 3.60% Floor +
3.86%), 9.26%, 01/15/33
(a)(b)
......... USD 500 $ 479,926
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (3-mo. CME Term SOFR +
2.16%), 7.56%, 04/19/30
(a)(b)
......... 500 495,816
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 10/15/34
(a)(b)
2,480 2,440,730
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. CME Term SOFR at
0.26% Floor + 2.86%), 8.28%, 04/20/30
(a)(b)
500 478,461
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 8.49%,
10/15/32
(a)(b)
.................... 1,000 957,666
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.99%,
04/25/32
(a)(b)
.................... 2,000 1,975,494
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 5.72%,
05/25/37
(a)
..................... 650 483,775
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR + 3.26%), 8.67%, 10/21/30
(a)(b)
... 250 240,310
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class D, (3-mo.
CME Term SOFR at 2.65% Floor + 2.91%),
8.31%, 10/18/30
(a)(b)
............... 1,000 956,215
Neuberger Berman Loan Advisers CLO 27
Ltd., Series 2018-27A, Class D, (3-mo.
CME Term SOFR at 2.60% Floor + 2.86%),
8.26%, 01/15/30
(a)(b)
............... 500 481,530
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
7.17%, 01/20/35
(a)(b)
............... 4,000 3,908,227
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (3-mo. CME
Term SOFR at 6.00% Floor + 6.26%),
11.66%, 10/16/34
(a)(b)
.............. 2,000 1,903,619
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (3-mo. CME Term SOFR
at 0.26% Floor + 3.01%), 8.43%, 01/20/31
(a)
(b)
........................... 500 469,400
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.51%,
07/17/30
(a)(b)
.................... 250 242,327
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class BR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.33%, 07/02/35
(a)(b)
4,000 3,949,247
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.83%, 04/18/33
(a)(b)
.... 500 497,587
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.54%, 02/20/34
(a)(b)
1,000 964,506
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.51%, 10/17/31 ............... 800 775,157

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.49%, 05/21/34 ............... USD 500 $ 476,257
Series 2015-2A, Class BR2, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.63%, 07/20/30 ............... 750 737,610
Series 2015-2A, Class CR2, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.43%, 07/20/30 ............... 1,300 1,257,387
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.63%, 11/14/34 ............... 500 490,626
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.61%,
01/15/35 .................... 1,750 1,712,169
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.83%,
10/15/34 .................... 3,000 2,976,220
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.61%,
10/15/34 .................... 1,400 1,370,355
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.61%,
10/15/34 .................... 3,000 2,870,299
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.31% Floor + 6.31%), 11.71%,
10/15/34 .................... 3,000 2,820,034
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.47%,
04/20/35 .................... 1,500 1,451,213
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.47%,
04/20/35 .................... 1,000 956,899
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.61%, 08/19/35
(a)(b)
............... 1,000 996,253
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 2,000 1,776,021
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 8.70%, 10/30/34
(a)(b)
......... 1,500 1,410,278
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.66%, 01/15/35
(a)(b)
......... 1,000 954,365
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.88%,
10/25/39
(a)(b)
.................... 997 997,348
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.83%, 04/20/34
(a)(b)
.... 250 247,627
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR + 2.36%),
7.76%, 07/15/31
(a)(b)
............... 500 492,191
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.49%,
10/25/31 .................... 285 282,328
Series 2018-4A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.94%,
10/25/31 .................... 250 242,240
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (3-mo. CME Term SOFR at 3.90%
Floor + 4.16%), 9.56%, 01/15/33
(a)(b)
.... 500 495,767
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.73%, 01/20/35
(a)(b)
.... USD 1,000 $ 978,903
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a)(c)
............... EUR 150 147,247
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.88%, 10/20/31
(a)(b)
.... USD 300 296,272
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
B, (3-mo. CME Term SOFR at 1.45% Floor +
1.71%), 7.09%, 04/25/31
(a)(b)
......... 2,000 1,963,039
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 7.65%, 04/30/32
(a)(b)
......... 500 492,654
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (3-mo. CME Term SOFR at 3.35% Floor
+ 3.61%), 9.03%, 07/20/30
(a)(b)
........ 500 501,255
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (3-mo. CME Term SOFR at
1.32% Floor + 1.58%), 7.00%, 10/20/32
(a)(b)
1,000 997,853
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (3-mo. CME Term SOFR + 2.01%),
7.41%, 04/16/31
(a)(b)
............... 500 483,865
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.21% Floor
+ 2.21%), 7.63%, 04/20/34
(a)(b)
........ 500 489,874
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. CME Term SOFR at 2.75% Floor
+ 3.01%), 8.40%, 01/29/32
(a)(b)
........ 1,000 992,028
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.81%, 04/15/33
(a)(b)
......... 500 493,653
TICP CLO XI Ltd., Series 2018-11A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 8.73%, 10/20/31
(a)(b)
......... 300 296,145
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR + 3.16%), 8.58%,
04/20/31
(a)(b)
.................... 500 469,912
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.88%, 10/15/34
(a)(b)
........ 1,000 986,268
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor
+ 5.15%), 10.57%, 04/20/36
(a)(b)
....... 1,000 1,001,517
Total Asset-Backed Securities — 12.9%
(Cost: $141,551,820) ............................. 138,850,316
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc ................... 122,740 1,650,409
L3Harris Technologies, Inc. ............ 8,129 1,458,424
RTX Corp. ....................... 16,270 1,324,215
4,433,048
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B ...... 8,688 1,227,180
Automobile Components — 0.1%
Lear Corp. ....................... 6,250 811,000

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobiles — 0.1%
General Motors Co. ................. 30,500 $ 860,100
Maruti Suzuki India Ltd. .............. 5,709 712,921
1,573,021
Banks — 1.4%
Absa Group Ltd. ................... 54,194 494,500
Abu Dhabi Commercial Bank PJSC ...... 165,889 362,670
Axis Bank Ltd. ..................... 74,107 874,449
Bank of China Ltd., Class H ............ 1,891,000 660,593
Bank Rakyat Indonesia Persero Tbk. PT ... 4,019,294 1,256,769
Citigroup, Inc. ..................... 45,134 1,782,342
Citizens Financial Group, Inc. .......... 56,698 1,328,434
DBS Group Holdings Ltd. ............. 40,300 968,140
First Citizens BancShares, Inc., Class A .... 749 1,034,174
Grupo Financiero Banorte SAB de CV, Class O 127,718 1,034,623
HDFC Bank Ltd. ................... 60,525 1,073,988
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 1,174,000 562,633
M&T Bank Corp. ................... 8,530 961,757
OTP Bank Nyrt. .................... 16,642 619,416
Powszechna Kasa Oszczednosci Bank Polski
SA
(d)
......................... 45,149 467,688
Sberbank of Russia PJSC
(e)
............ 98,136 11
TCS Group Holding plc, GDR, Class A
(c)(d)(e)
. 4,018 17,438
Wells Fargo & Co. .................. 46,554 1,851,453
15,351,078
Beverages — 0.2%
Ambev SA ....................... 274,583 699,290
Ambev SA, ADR ................... 43,796 110,804
Kweichow Moutai Co. Ltd., Class A ....... 2,956 678,525
Wuliangye Yibin Co. Ltd., Class A ........ 24,449 519,441
2,008,060
Biotechnology — 0.2%
AbbVie, Inc. ...................... 12,468 1,760,232
Broadline Retail — 0.3%
(d)
Alibaba Group Holding Ltd. ............ 149,600 1,540,144
Alibaba Group Holding Ltd., ADR ........ 11,758 970,505
Prosus NV ....................... 24,884 695,896
3,206,545
Building Products — 0.1%
Allegion plc ....................... 5,840 574,423
Carrier Global Corp. ................. 21,020 1,001,813
1,576,236
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao ............ 407,911 902,109
Carlyle Group, Inc. (The) .............. 31,462 866,463
FactSet Research Systems, Inc. ......... 532 229,766
GF Securities Co. Ltd., Class H ......... 317,600 413,503
Goldman Sachs Group, Inc. (The) ....... 1,690 513,101
Intercontinental Exchange, Inc. ......... 16,951 1,821,215
MSCI, Inc. ....................... 470 221,629
Raymond James Financial, Inc. ......... 6,668 636,394
State Street Corp. .................. 3,592 232,151
5,836,331
Chemicals — 0.3%
Air Liquide SA ..................... 9,152 1,568,216
Hansol Chemical Co. Ltd. ............. 3,085 344,272
International Flavors & Fragrances, Inc. .... 14,720 1,006,112
Sherwin-Williams Co. (The) ............ 315 75,036
2,993,636
Security
Shares
Shares Value
Commercial Services & Supplies — 0.2%
Cintas Corp. ...................... 499 $ 253,053
Republic Services, Inc. ............... 11,278 1,674,670
Waste Management, Inc. .............. 1,537 252,575
2,180,298
Communications Equipment — 0.2%
Accton Technology Corp. ............. 45,000 697,242
Cisco Systems, Inc. ................. 23,058 1,202,014
Nokia OYJ, ADR ................... 86,767 287,199
2,186,455
Construction & Engineering — 0.0%
Eiffage SA ....................... 1,455 132,042
Ferrovial SE ...................... 6,995 210,522
342,564
Consumer Finance — 0.3%
American Express Co. ............... 7,311 1,067,625
Capital One Financial Corp. ............ 2,431 246,236
Kaspi.KZ JSC, GDR
(c)
................ 7,284 658,474
SBI Cards & Payment Services Ltd. ...... 46,090 413,029
Synchrony Financial ................. 23,066 647,001
3,032,365
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp. .............. 542 299,423
CP ALL PCL, NVDR ................. 357,500 549,431
Dollar General Corp. ................ 10,880 1,295,155
Fix Price Group plc, GDR
(b)(c)(d)(e)
......... 74,156 146,087
Sendas Distribuidora SA .............. 209,408 452,729
Wal-Mart de Mexico SAB de CV ......... 369,447 1,323,772
Walmart, Inc. ...................... 1,945 317,832
4,384,429
Containers & Packaging — 0.2%
Amcor plc ........................ 2,824 25,105
Avery Dennison Corp. ................ 1,325 230,643
Ball Corp. ........................ 4,053 195,152
Packaging Corp. of America ........... 709 108,512
Sealed Air Corp. ................... 44,645 1,374,620
WestRock Co. ..................... 2,785 100,065
2,034,097
Diversified REITs — 0.2%
Cromwell European REIT
(c)
............ 389,803 474,318
Fibra Uno Administracion SA de CV ...... 363,898 553,245
LXI REIT plc
(c)
..................... 766,733 799,126
1,826,689
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 33,077 509,386
Cellnex Telecom SA
(b)(c)
............... 50,885 1,495,821
Koninklijke KPN NV ................. 456,219 1,533,434
TELUS Corp. ..................... 86,807 1,399,679
Verizon Communications, Inc. .......... 38,903 1,366,662
6,304,982
Electric Utilities — 1.1%
Alliant Energy Corp. ................. 10,038 489,754
American Electric Power Co., Inc. ........ 20,157 1,522,660
CK Infrastructure Holdings Ltd. .......... 52,000 241,022
CLP Holdings Ltd. .................. 31,500 230,542
Duke Energy Corp. ................. 8,638 767,832
Edison International ................. 8,692 548,117
Entergy Corp. ..................... 5,806 554,996
Eversource Energy ................. 9,746 524,237
Exelon Corp. ...................... 21,089 821,206
NextEra Energy, Inc. ................ 21,739 1,267,384

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp.
(d)
..................... 48,353 $ 788,154
Portland General Electric Co. ........... 10,717 428,894
PPL Corp. ....................... 32,979 810,294
Southern Co. (The) ................. 10,200 686,460
SSE plc ......................... 10,809 214,813
Terna - Rete Elettrica Nazionale ......... 50,357 385,585
Xcel Energy, Inc. ................... 17,934 1,062,948
11,344,898
Electrical Equipment — 0.1%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 21,800 551,709
Sociedad Quimica y Minera de Chile SA, ADR 7,926 383,619
935,328
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A ............. 2,312 186,231
Delta Electronics, Inc. ................ 45,000 405,535
Lotes Co. Ltd. ..................... 20,000 510,718
Maxscend Microelectronics Co. Ltd., Class A 18,180 373,828
Samsung SDI Co. Ltd. ............... 695 220,061
TE Connectivity Ltd. ................. 8,469 998,072
Zebra Technologies Corp., Class A
(d)
...... 2,770 580,121
3,274,566
Energy Equipment & Services — 0.2%
Baker Hughes Co. .................. 710 24,438
Baker Hughes Co., Class A ............ 50,515 1,738,726
Halliburton Co. .................... 6,055 238,204
Schlumberger NV .................. 4,353 242,288
2,243,656
Financial Services — 0.2%
Equitable Holdings, Inc. .............. 23,211 616,716
Fidelity National Information Services, Inc. .. 24,564 1,206,338
Jack Henry & Associates, Inc. .......... 1,526 215,151
Visa, Inc., Class A .................. 2,868 674,267
2,712,472
Food Products — 0.6%
China Mengniu Dairy Co. Ltd. .......... 278,000 907,708
Danone SA ....................... 1,125 66,927
Kraft Heinz Co. (The) ................ 45,810 1,441,183
Mondelez International, Inc., Class A ...... 31,119 2,060,389
Nestle SA (Registered) ............... 18,952 2,043,760
6,519,967
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 50,300 381,030
Tokyo Gas Co. Ltd. ................. 11,800 264,994
646,024
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd. ....... 7,460 529,606
CSX Corp. ....................... 15,764 470,555
Norfolk Southern Corp. ............... 2,360 450,264
Union Pacific Corp. ................. 11,311 2,348,277
West Japan Railway Co. .............. 3,900 148,647
3,947,349
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc. .............. 41,362 1,341,370
EssilorLuxottica SA ................. 10,115 1,831,660
Koninklijke Philips NV
(d)
............... 26,415 502,479
Medtronic plc ..................... 33,595 2,370,463
ResMed, Inc. ..................... 1,036 146,304
Zimmer Biomet Holdings, Inc. .......... 10,586 1,105,284
7,297,560
Security
Shares
Shares Value
Health Care Providers & Services — 0.9%
Cardinal Health, Inc. ................. 14,529 $ 1,322,139
Cencora, Inc. ..................... 1,308 242,176
Cigna Group (The) .................. 4,026 1,244,839
Elevance Health, Inc. ................ 3,191 1,436,237
Hapvida Participacoes e Investimentos SA
(b)(c)(d)
903,074 660,950
HCA Healthcare, Inc. ................ 843 190,636
Humana, Inc. ..................... 497 260,274
Laboratory Corp. of America Holdings ..... 5,126 1,023,816
McKesson Corp. ................... 559 254,547
UnitedHealth Group, Inc. .............. 4,977 2,665,482
Universal Health Services, Inc., Class B ... 1,845 232,267
9,533,363
Health Care REITs — 0.7%
Assura plc ....................... 3,447,042 1,715,266
Community Healthcare Trust, Inc. ........ 7,837 224,687
Healthpeak Properties, Inc. ............ 61,650 958,658
Omega Healthcare Investors, Inc. ........ 35,404 1,171,872
Physicians Realty Trust ............... 128,806 1,398,833
Target Healthcare REIT plc ............ 1,062,274 930,913
Ventas, Inc. ...................... 10,430 442,858
Welltower, Inc. ..................... 7,586 634,265
7,477,352
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................. 614 208,140
OPAP SA, Class R .................. 30,593 518,193
Sands China Ltd.
(d)
.................. 204,400 550,255
1,276,588
Household Durables — 0.3%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 138,129 492,873
Newell Brands, Inc. ................. 52,052 349,789
Sony Group Corp., ADR .............. 7,830 650,282
Taylor Wimpey plc .................. 1,031,310 1,392,933
2,885,877
Household Products — 0.0%
Reckitt Benckiser Group plc ............ 4,454 298,004
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc., Class A ................ 6,005 111,764
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............ 1,546,000 562,403
Siemens AG (Registered) ............. 1,871 248,280
810,683
Industrial REITs — 0.6%
ESR Kendall Square REIT Co. Ltd. ....... 326,924 775,706
Goodman Group ................... 78,145 1,034,008
LondonMetric Property plc ............. 352,914 711,175
Prologis, Inc. ...................... 18,869 1,901,052
Rexford Industrial Realty, Inc. .......... 30,377 1,313,501
Warehouses De Pauw CVA ............ 43,329 1,072,069
6,807,511
Insurance — 0.8%
American International Group, Inc. ....... 20,693 1,268,688
Assurant, Inc. ..................... 8,071 1,201,772
Brown & Brown, Inc. ................. 1,043 72,405
Fidelity National Financial, Inc., Class A .... 29,040 1,135,174
Globe Life, Inc. .................... 2,161 251,454
Powszechny Zaklad Ubezpieczen SA ..... 55,860 632,105
Prudential plc ..................... 188,061 1,966,439
Travelers Cos., Inc. (The) ............. 1,473 246,639
Willis Towers Watson plc .............. 3,413 805,092

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Zurich Insurance Group AG ............ 3,233 $ 1,535,651
9,115,419
Interactive Media & Services — 0.0%
Alphabet, Inc., Class C
(d)
.............. 860 107,758
Meta Platforms, Inc., Class A
(d)
.......... 362 109,060
Tencent Holdings Ltd. ................ 3,700 136,932
353,750
IT Services — 0.6%
Accenture plc, Class A ............... 6,628 1,969,113
Cognizant Technology Solutions Corp., Class A 21,314 1,374,114
Infosys Ltd., ADR ................... 33,853 555,866
NEXTDC Ltd.
(d)
.................... 141,466 1,062,249
SUNeVision Holdings Ltd. ............. 1,890,000 702,996
Tata Consultancy Services Ltd. ......... 18,991 768,824
6,433,162
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(d)
............... 18,206 517,051
Joinn Laboratories China Co. Ltd., Class A .. 125,700 459,007
Lonza Group AG (Registered) .......... 921 322,538
1,298,596
Machinery — 0.3%
Komatsu Ltd. ..................... 38,300 879,996
Otis Worldwide Corp. ................ 26,688 2,060,581
Xylem, Inc. ....................... 702 65,665
3,006,242
Media — 0.2%
Comcast Corp., Class A .............. 27,303 1,127,341
Fox Corp., Class A .................. 16,601 504,504
Learfield Communications LLC, (Acquired
09/06/23, cost $13,651)
(d)(e)(f)
......... 1,086 41,268
SES SA, ADR ..................... 26,761 156,137
1,829,250
Metals & Mining — 0.2%
Barrick Gold Corp. .................. 24,738 395,313
Gold Fields Ltd. .................... 37,081 489,170
Gold Fields Ltd., ADR ................ 12,991 169,143
Zijin Mining Group Co. Ltd., Class H ...... 412,000 637,328
1,690,954
Multi-Utilities — 0.5%
Ameren Corp. ..................... 5,365 406,184
CMS Energy Corp. .................. 13,058 709,572
Consolidated Edison, Inc. ............. 1,366 119,921
Dominion Energy, Inc. ................ 4,659 187,851
DTE Energy Co. ................... 6,608 636,879
National Grid plc ................... 83,645 997,298
NiSource, Inc. ..................... 17,914 450,716
Public Service Enterprise Group, Inc. ..... 2,662 164,112
Sempra ......................... 18,304 1,281,829
4,954,362
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc. ...... 21,485 2,000,898
Boston Properties, Inc. ............... 21,577 1,155,880
SL Green Realty Corp. ............... 23,217 680,026
3,836,804
Oil, Gas & Consumable Fuels — 1.2%
BP plc .......................... 275,440 1,681,842
Cheniere Energy, Inc. ................ 3,677 611,926
China Petroleum & Chemical Corp., Class H 1,724,000 881,719
ConocoPhillips .................... 2,509 298,069
DT Midstream, Inc. .................. 5,159 278,431
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA, ADR .................. 31,299 $ 369,641
Enbridge, Inc. ..................... 20,162 646,115
Koninklijke Vopak NV ................ 4,293 144,748
Kosmos Energy Ltd.
(d)
................ 72,964 528,259
LUKOIL PJSC
(e)
.................... 44,196 5
MOL Hungarian Oil & Gas plc .......... 60,449 480,983
Novatek PJSC
(e)
................... 80 —
Oil & Natural Gas Corp. Ltd. ........... 37,733 84,431
Pembina Pipeline Corp. .............. 20,065 617,540
Shell plc ......................... 103,420 3,354,855
S-Oil Corp. ....................... 9,987 492,884
Suncor Energy, Inc. ................. 24,370 789,588
Targa Resources Corp. ............... 6,956 581,591
TC Energy Corp. ................... 8,297 285,751
Williams Cos., Inc. (The) .............. 31,048 1,068,051
13,196,429
Passenger Airlines — 0.0%
InterGlobe Aviation Ltd.
(b)(c)(d)
........... 13,113 386,474
Personal Care Products — 0.1%
Godrej Consumer Products Ltd.
(d)
........ 43,324 516,207
Unilever plc, ADR .................. 14,047 665,126
1,181,333
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 19,252 2,410,423
Asymchem Laboratories Tianjin Co. Ltd., Class
A ........................... 24,995 514,093
Bayer AG (Registered) ............... 17,081 738,045
Eli Lilly & Co. ..................... 689 381,658
Novo Nordisk A/S, Class B ............ 16,252 1,567,932
Novo Nordisk A/S, ADR .............. 1,632 157,602
Sanofi SA ........................ 31,348 2,846,593
8,616,346
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. ......... 94,390 826,856
Leidos Holdings, Inc. ................ 17,651 1,749,567
NMG, Inc.
(d)
....................... 602 64,264
Paychex, Inc. ..................... 17,628 1,957,589
Paycom Software, Inc. ............... 339 83,045
RELX plc ........................ 50,677 1,768,132
Robert Half, Inc. ................... 2,252 168,382
SS&C Technologies Holdings, Inc. ....... 24,566 1,234,441
7,852,276
Real Estate Management & Development — 0.3%
CK Asset Holdings Ltd. ............... 245,500 1,227,089
Corp. Inmobiliaria Vesta SAB de CV, ADR
(g)
. 14,816 465,815
Hang Lung Properties Ltd. ............. 365,000 479,777
VGP NV ......................... 4,886 397,753
Vonovia SE ....................... 35,010 806,003
3,376,437
Residential REITs — 0.4%
Mid-America Apartment Communities, Inc. .. 262 30,955
Sun Communities, Inc. ............... 15,963 1,775,724
UDR, Inc. ........................ 65,749 2,091,476
3,898,155
Retail REITs — 0.3%
Link REIT ........................ 335,800 1,541,034
Spirit Realty Capital, Inc. .............. 42,416 1,526,552
3,067,586

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp. ....................... 6,817 $ 248,821
MediaTek, Inc. ..................... 60,000 1,565,962
Monolithic Power Systems, Inc. ......... 18 7,951
Taiwan Semiconductor Manufacturing Co. Ltd. 348,000 5,683,716
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 4,351 375,535
7,881,985
Software — 0.7%
Microsoft Corp. .................... 15,934 5,387,445
Oracle Corp. ...................... 16,156 1,670,530
7,057,975
Specialized REITs — 1.0%
American Tower Corp. ............... 16,051 2,860,128
Crown Castle, Inc. .................. 15,408 1,432,636
Digital Realty Trust, Inc. .............. 6,698 832,963
EPR Properties .................... 30,547 1,304,357
Equinix, Inc. ...................... 1,391 1,014,929
SBA Communications Corp. ........... 4,532 945,511
VICI Properties, Inc. ................. 73,067 2,038,569
10,429,093
Specialty Retail — 0.0%
Best Buy Co., Inc. .................. 1,430 95,553
Home Depot, Inc. (The) .............. 1,099 312,874
Tractor Supply Co. .................. 879 169,260
577,687
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ....................... 14,338 2,448,500
HP, Inc. ......................... 11,270 296,739
Samsung Electronics Co. Ltd. .......... 4,133 205,719
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 1,576 1,970,750
4,921,708
Textiles, Apparel & Luxury Goods — 0.1%
Kering SA ........................ 100 40,670
LVMH Moet Hennessy Louis Vuitton SE .... 1,492 1,068,169
Ralph Lauren Corp., Class A ........... 2,468 277,724
1,386,563
Tobacco — 0.3%
British American Tobacco plc ........... 40,370 1,205,951
Philip Morris International, Inc. .......... 19,578 1,745,574
2,951,525
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)(c)
................ 81,000 498,157
Fastenal Co. ...................... 4,410 257,280
Ferguson plc ...................... 7,047 1,058,486
1,813,923
Transportation Infrastructure — 0.6%
Aena SME SA
(b)(c)
................... 6,489 941,559
Aeroports de Paris SA ............... 5,915 664,247
Atlas Arteria Ltd.
(h)
.................. 138,933 469,680
Auckland International Airport Ltd. ....... 80,152 342,753
Flughafen Zurich AG (Registered) ........ 3,472 648,785
Fraport AG Frankfurt Airport Services
Worldwide
(d)
.................... 7,905 392,874
Getlink SE ....................... 10,604 171,241
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 47,827 558,384
Japan Airport Terminal Co. Ltd. ......... 3,300 145,131
Salik Co. PJSC .................... 171,071 148,575
Transurban Group
(h)
................. 211,682 1,593,646
6,076,875
Security
Shares
Shares Value
Water Utilities — 0.0%
United Utilities Group plc .............. 20,292 $ 262,448
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 137,800 844,013
Rogers Communications, Inc., Class B .... 15,362 569,172
Vodafone Group plc ................. 927,170 853,497
2,266,682
Total Common Stocks — 23.4%
(Cost: $262,898,916) ............................. 250,911,247
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 9 8,990
7.13%, 06/15/26 ................. 517 497,450
7.88%, 04/15/27 ................. 218 209,710
6.00%, 02/15/28 ................. 272 240,687
7.45%, 05/01/34 ................. 190 212,800
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 13 11,470
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 570 554,468
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
200 185,801
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 9 8,978
9.38%, 11/30/29 ................. 226 232,086
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 571 557,558
7.50%, 03/15/27 ................. 69 68,916
6.75%, 08/15/28
(b)
................ 464 450,536
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 323 313,710
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 84 7,980
3,561,140
Automobile Components — 0.3%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 268 265,873
6.25%, 05/15/26 ................. 395 386,147
8.50%, 05/15/27 ................. 892 878,240
Dana Financing Luxembourg SARL, 8.50%,
07/15/31
(c)
.................... EUR 100 107,926
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 114 106,928
Forvia SE
(c)
7.25%, 06/15/26 ................. EUR 100 108,985
3.75%, 06/15/28 ................. 200 192,414
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 66 66,759
5.00%, 07/15/29 ................. 38 32,681
5.63%, 04/30/33 ................. 39 31,274
Icahn Enterprises LP
6.25%, 05/15/26 ................. 143 130,712
5.25%, 05/15/27 ................. 379 324,519
4.38%, 02/01/29 ................. 110 84,703
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a)(c)(i)
........ EUR 175 190,515
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... USD 73 58,583
ZF Europe Finance BV, 2.00%, 02/23/26
(c)
.. EUR 200 194,094
3,160,353

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
(c)
Jaguar Land Rover Automotive plc, 4.50%,
07/15/28 ..................... EUR 100 $ 96,158
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)
.......... 600 594,840
ZF Europe Finance BV, 6.13%, 03/13/29 ... 200 209,768
ZF Finance GmbH, 2.25%, 05/03/28 ..... 100 89,558
990,324
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(c)(j)
. 200 209,260
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 150 156,840
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 300 279,402
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 200 182,275
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(c)
.............. 100 103,614
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(j)
..................... 200 184,520
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 100 104,573
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 200 197,071
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 200 189,231
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(j)
........ USD 217 183,159
Bangkok Bank PCL
(b)
5.30%, 09/21/28 ................. 470 455,317
5.50%, 09/21/33 ................. 470 438,623
Bank of Ireland Group plc
(a)(c)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(j)
..................... EUR 200 208,288
(5-Year EUR Swap Annual + 2.80%),
2.38%, 10/14/29 ............... 100 102,032
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.67%), 8.00% USD 200 195,609
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% 1,650 1,473,813
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 1,265 1,118,893
BNP Paribas SA
(a)(j)
(5-Year USD Swap Semi + 5.15%), 7.38%
(c)
200 194,838
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b)
..................... 740 709,060
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)
..................... 825 572,115
CaixaBank SA, (5-Year EUR Swap Annual +
6.50%), 6.75%
(a)(c)(j)
.............. EUR 200 209,202
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(j)
..................... 400 389,381
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 100 121,531
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a)(c)(j)
.............. USD 1,805 $ 1,719,985
HSBC Holdings plc
(a)(j)
(5-Year USD Swap Rate + 4.37%), 6.38% 718 676,849
(5-Year USD Swap Rate + 3.75%), 6.00% 487 424,160
ING Groep NV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.86%), 3.88%
(a)(j)
............... 200 139,587
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
.... 317 256,168
Intesa Sanpaolo SpA
(c)
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(j)
.................... EUR 200 200,245
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(j)
.................... 250 220,217
5.15%, 06/10/30 ................. GBP 100 100,145
JPMorgan Chase & Co., Series W, (3-mo. CME
Term SOFR + 1.26%), 6.63%, 05/15/47
(a)
. USD 1,492 1,266,342
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a)(c)(j)
.......... EUR 200 209,729
Lloyds Banking Group plc
(a)(j)
(5-Year USD Swap Rate + 4.50%), 7.50% USD 380 352,564
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 485 447,036
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% 450 395,148
Mitsubishi UFJ Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.29%), 8.20%
(a)(j)
... 295 299,620
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.60%), 3.75%
(a)(b)(j)
.............. 560 401,081
Societe Generale SA
(a)(j)
(5-Year USD Swap Rate + 5.87%), 8.00%
(b)
1,050 1,028,455
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
..................... EUR 200 199,187
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(j)
.............. USD 850 594,805
UniCredit SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(j)
............... EUR 200 205,801
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32 ............... 200 185,542
17,301,313
Biotechnology — 0.0%
(c)
Cidron Aida Finco SARL, 6.25%, 04/01/28 .. GBP 100 106,504
Grifols SA
1.63%, 02/15/25 ................. EUR 100 101,472
3.88%, 10/15/28 ................. 100 87,890
295,866
Broadline Retail — 0.0%
(b)
LCM Investments Holdings II LLC, 8.25%,
08/01/31 ..................... USD 119 113,214
Match Group Holdings II LLC, 5.63%, 02/15/29 83 74,921
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 76 71,091
259,226
Building Products — 0.1%
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 155 144,728
HT Troplast GmbH, 9.38%, 07/15/28
(c)
.... EUR 111 113,919
JELD-WEN, Inc., 4.63%, 12/15/25
(b)
..... USD 6 5,662
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 66 58,244

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
9.75%, 07/15/28 ................. USD 73 $ 72,818
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 260 240,393
Standard Industries, Inc.
(b)
4.38%, 07/15/30 ................. 85 69,447
3.38%, 01/15/31 ................. 8 6,054
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 38 34,408
745,673
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 135 135,612
Aretec Escrow Issuer 2, Inc., 10.00%,
08/15/30
(b)
.................... 35 35,394
Blue Owl Credit Income Corp., 5.50%, 03/21/25 159 153,840
Castor SpA, (3-mo. EURIBOR at 5.25% Floor +
5.25%), 9.10%, 02/15/29
(a)(c)
......... EUR 100 98,932
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 76 64,900
Deutsche Bank AG, (5-Year EURIBOR ICE
Swap Rate + 5.69%), 6.75%
(a)(c)(j)
...... EUR 200 174,484
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. USD 200 177,000
State Street Corp., (3-mo. CME Term SOFR +
1.26%), 6.67%, 06/15/47
(a)
.......... 3,250 2,599,994
SURA Asset Management SA, 4.88%,
04/17/24
(c)
.................... 451 444,501
UBS Group AG
(a)(j)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
351 348,046
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
877 849,594
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
200 188,162
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)
..................... 430 298,529
Vivion Investments SARL, 3.00%, 08/08/24
(c)
EUR 100 96,816
5,665,804
Chemicals — 0.6%
Avient Corp., 7.13%, 08/01/30
(b)
........ USD 112 107,754
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 450 262,552
Braskem Netherlands Finance BV
(b)
8.50%, 01/12/31 ................. 353 330,478
7.25%, 02/13/33 ................. 636 549,345
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 8.22%), 8.50%,
01/23/81
(a)
................... 200 194,240
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 89 75,272
4.63%, 11/15/29 ................. 37 28,578
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 466 396,498
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 100 95,414
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 122 119,487
HB Fuller Co., 4.25%, 10/15/28 ........ 195 168,932
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 400 309,829
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 326 304,582
INEOS Quattro Finance 2 plc, 2.50%,
01/15/26
(c)
.................... EUR 200 196,807
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
. USD 281 203,725
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 200 190,475
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 107 86,805
MEGlobal BV
4.25%, 11/03/26
(c)
................ 230 216,531
2.63%, 04/28/28
(b)
................ 200 170,554
2.63%, 04/28/28
(c)
................ 259 220,868
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 56,828
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
EUR 100 101,274
Nobian Finance BV, 3.63%, 07/15/26
(c)
.... 100 94,521
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................ EUR 100 $ 104,910
9.75%, 11/15/28
(b)
................ USD 200 195,340
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 176,000
6.50%, 09/27/28 ................. 255 224,017
8.75%, 05/03/29
(b)
................ 277 263,150
SCIL IV LLC, 9.50%, 07/15/28
(c)
........ EUR 100 106,996
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... USD 200 151,017
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 150 153,430
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 197 176,977
5.63%, 08/15/29 ................. 530 410,750
7.38%, 03/01/31 ................. 67 62,060
6,505,996
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
173 144,716
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 403 377,410
9.75%, 07/15/27
(b)
................ 265 230,186
3.63%, 06/01/28
(c)
................ EUR 100 85,124
4.63%, 06/01/28
(b)
................ USD 553 451,335
6.00%, 06/01/29
(b)
................ 405 292,613
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 38 30,992
4.75%, 10/15/29 ................. 82 70,129
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 128 123,573
5.75%, 07/15/29 ................. 180 149,645
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 63 49,140
5.00%, 09/01/30 ................. 49 37,902
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 22 19,622
9.50%, 11/01/27 ................. 40 36,348
7.75%, 02/15/28 ................. 233 224,071
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 ................. 214 184,166
4.38%, 08/15/29 ................. 151 128,773
Intrum AB, 3.13%, 07/15/24
(c)
.......... EUR 88 88,696
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 68 64,851
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 445 344,713
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 149 131,500
Paprec Holding SA
(c)
4.00%, 03/31/25 ................. EUR 100 104,219
3.50%, 07/01/28 ................. 100 93,351
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. USD 113 109,622
6.25%, 01/15/28 ................. 337 312,501
Q-Park Holding I BV, 1.50%, 03/01/25
(c)
... EUR 100 101,974
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... 88 89,865
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 100 101,695
Verisure Holding AB, 7.13%, 02/01/28
(c)
... 200 212,943
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 614 564,392
Williams Scotsman, Inc.
(b)
6.13%, 06/15/25 ................. 92 90,395
7.38%, 10/01/31 ................. 34 33,443
5,079,905

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... USD 166 $ 99,600
CommScope, Inc.
6.00%, 03/01/26 ................. 199 167,156
4.75%, 09/01/29 ................. 115 78,488
Viasat, Inc.
5.63%, 09/15/25 ................. 144 133,774
5.63%, 04/15/27 ................. 142 123,969
7.50%, 05/30/31 ................. 21 13,746
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 51 39,697
656,430
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 205 196,435
Azzurra Aeroporti SpA, 2.13%, 05/30/24
(c)
.. EUR 285 295,645
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... USD 682 676,885
Cellnex Finance Co. SA
(c)
2.00%, 09/15/32 ................. EUR 200 162,955
2.00%, 02/15/33 ................. 200 160,825
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 79 68,156
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 100 112,186
Heathrow Finance plc, 4.75%, 03/01/24
(c)(k)
. 100 119,890
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... USD 405 390,084
Webuild SpA, 7.00%, 09/27/28
(c)
........ EUR 100 103,562
2,286,623
Consumer Finance — 0.2%
ASG Finance DAC, 7.88%, 12/03/24
(b)
.... USD 262 252,712
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 100 102,378
5.38%, 02/15/26 ................. GBP 100 110,727
Ford Motor Credit Co. LLC
6.86%, 06/05/26 ................. 100 120,992
6.13%, 05/15/28 ................. EUR 150 165,410
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... USD 129 116,794
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. 52 51,831
8.13%, 03/30/29 ................. 88 86,684
Navient Corp.
6.13%, 03/25/24 ................. 27 26,864
5.50%, 03/15/29 ................. 92 74,520
9.38%, 07/25/30 ................. 92 86,683
OneMain Finance Corp.
6.88%, 03/15/25 ................. 157 154,895
7.13%, 03/15/26 ................. 110 106,832
6.63%, 01/15/28 ................. 113 102,803
9.00%, 01/15/29 ................. 7 6,812
5.38%, 11/15/29 ................. 81 66,601
4.00%, 09/15/30 ................. 48 35,112
1,668,650
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc., 3.50%, 03/15/29
(b)
... 11 9,379
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 400 420,998
4.50%, 02/16/26 ................. 100 107,700
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 143 120,660
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 100 97,050
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 54 42,492
798,279
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 200 189,004
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
2.00%, 09/01/28
(c)
................ EUR 100 $ 86,923
3.00%, 09/01/29
(c)
................ 100 77,772
4.00%, 09/01/29
(b)
................ USD 584 438,041
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
................ EUR 100 91,212
4.75%, 07/15/27
(c)
................ GBP 159 135,257
5.25%, 08/15/27
(b)
................ USD 202 146,829
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 287 260,710
8.75%, 04/15/30 ................. 337 268,616
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... EUR 200 224,317
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 13 9,960
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 150 131,015
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 171 144,708
9.50%, 11/01/28 ................. 201 194,259
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 1,008 944,112
9.25%, 04/15/27 ................. 40 33,312
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
52 53,138
Trivium Packaging Finance BV, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.53%,
08/15/26
(a)(c)
................... EUR 100 102,636
3,531,821
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 USD 310 284,344
Resideo Funding, Inc., 4.00%, 09/01/29 ... 45 36,113
320,457
Diversified Consumer Services — 0.1%
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 9.28%, 05/15/28
(a)(c)
......... EUR 120 123,163
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. USD 113 92,338
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 111 103,942
Sotheby's
(b)
7.38%, 10/15/27 ................. USD 404 360,807
5.88%, 06/01/29 ................. 324 258,354
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
.... EUR 100 97,874
Verisure Holding AB, 9.25%, 10/15/27
(c)
... 100 112,372
1,148,850
Diversified REITs — 0.1%
(b)
HAT Holdings I LLC, 3.38%, 06/15/26 .... USD 128 112,668
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 131 107,192
Uniti Group LP, 10.50%, 02/15/28 ....... 322 310,071
VICI Properties LP, 4.63%, 06/15/25 ..... 16 15,368
545,299
Diversified Telecommunication Services — 0.8%
Altice France SA
2.13%, 02/15/25
(c)
................ EUR 166 162,647
8.13%, 02/01/27
(b)
................ USD 226 190,510
3.38%, 01/15/28
(c)
................ EUR 193 146,960
5.13%, 07/15/29
(b)
................ USD 505 345,754
5.50%, 10/15/29
(b)
................ 200 137,580
British Telecommunications plc
(a)(c)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80 ............... EUR 100 97,062
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 .................... GBP 100 120,706
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. USD 43 38,611
6.38%, 09/01/29 ................. 578 528,984
4.50%, 08/15/30 ................. 96 76,976
7.38%, 03/01/31 ................. 837 790,983

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.75%, 02/01/32 ................. USD 83 $ 64,787
4.25%, 01/15/34 ................. 89 64,285
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 100 93,129
2.13%, 08/11/30
(l)
................ 200 193,240
1.75%, 10/23/30 ................. 200 169,732
Frontier Communications Holdings LLC
(b)
5.00%, 05/01/28 ................. USD 314 271,104
8.75%, 05/15/30 ................. 473 450,652
8.63%, 03/15/31 ................. 34 31,967
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 400 373,781
7.00%, 10/15/28 ................. 253 228,953
Iliad SA, 5.63%, 02/15/30
(c)
........... EUR 300 304,715
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 250 231,369
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 275 254,618
4.63%, 09/15/27 ................. 396 263,340
3.63%, 01/15/29 ................. 36 18,385
10.50%, 05/15/30 ................ 364 364,285
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(c)
EUR 271 265,956
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 172 116,100
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 200 203,286
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 51 43,488
6.00%, 09/30/34 ................. 337 277,356
7.20%, 07/18/36 ................. 43 37,178
7.72%, 06/04/38 ................. 138 121,821
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 100 110,656
Telecom Italia SpA
(c)
3.63%, 05/25/26 ................. 100 98,886
2.38%, 10/12/27 ................. 100 90,485
6.88%, 02/15/28 ................. 200 210,033
7.88%, 07/31/28 ................. 188 203,150
1.63%, 01/18/29 ................. 100 82,003
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. USD 1,136 855,002
6.13%, 03/01/28 ................. 417 276,241
9,006,756
Electric Utilities — 0.4%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 268 216,956
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 99,281
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(b)
.................... 235 231,597
Diamond II Ltd., 7.95%, 07/28/26
(b)
...... 200 194,682
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.32%), 3.25%, 01/15/82
(a)
.......... 1,425 1,023,743
Edison International, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
.......... 181 174,529
EDP - Energias de Portugal SA, (5-Year EUR
Swap Annual + 2.38%), 1.88%, 08/02/81
(a)(c)
EUR 200 187,813
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
. USD 282 225,228
Naturgy Finance BV
(a)(c)(j)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 100 103,543
(5-Year EUR Swap Annual + 2.44%), 2.37% 100 93,369
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
....................
USD 1,898 1,518,381
NRG Energy, Inc., 7.00%, 03/15/33
(b)
..... 105 99,244
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... USD 65 $ 56,659
Vistra Operations Co. LLC, 5.50%, 09/01/26
(b)
117 111,311
4,336,336
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 113 98,763
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 5.00%, 12/15/29
(b)
...... 296 251,177
Energy Equipment & Services — 0.7%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 271 260,528
6.25%, 04/01/28 ................. 362 336,207
Borr IHC Ltd., 10.00%, 11/15/28
(b)
....... 200 199,046
EDO Sukuk Ltd., 5.88%, 09/21/33
(b)
...... 632 606,246
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 184 167,440
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 112 105,221
7.50%, 01/15/28 ................. 81 71,539
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 275 266,750
7.38%, 05/15/27
(b)
................ 200 185,942
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 167 166,898
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 23 21,103
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 8 7,407
Tervita Corp., 11.00%, 12/01/25
(b)
....... 60 62,398
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 53 52,224
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 156 156,632
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 243 232,760
11.50%, 01/30/27 ................ 398 414,171
8.00%, 02/01/27 ................. 137 128,594
8.75%, 02/15/30 ................. 315 314,469
USA Compression Partners LP
6.88%, 04/01/26 ................. 404 392,326
6.88%, 09/01/27 ................. 205 196,412
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 430 421,938
Vallourec SACA, 8.50%, 06/30/26
(c)
...... EUR 125 132,097
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. USD 478 464,052
9.50%, 02/01/29 ................. 835 848,310
8.38%, 06/01/31 ................. 442 421,781
9.88%, 02/01/32 ................. 328 332,588
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 99 99,510
8.63%, 04/30/30 ................. 175 176,834
7,241,423
Entertainment — 0.0%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 98 64,488
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 19 18,596
3.75%, 01/15/28 ................. 79 69,046
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
.... GBP 101 117,914
270,044
Financial Services — 0.3%
Banco Votorantim SA, 4.50%, 09/24/24
(c)
.. USD 243 237,440
Blue Owl Credit Income Corp., 7.75%, 09/16/27 61 60,063
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 263 258,334
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 32 32,102
12.25%, 10/01/30 ................ 32 32,011

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(c)
EUR 100 $ 79,325
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 267 213,089
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 641 595,808
6.00%, 01/15/27 ................. 118 109,684
5.13%, 12/15/30 ................. 81 65,544
5.75%, 11/15/31 ................. 18 14,991
Nexi SpA, 0.00%, 02/24/28
(c)(l)(m)
........ EUR 300 252,310
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 127 110,562
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 224 206,920
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
.................... EUR 100 99,102
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 1,017 1,009,511
Worldline SA, 0.00%, 07/30/26
(c)(l)(m)
...... EUR 66 60,569
3,437,365
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... USD 45 43,852
Chobani LLC
(b)
7.50%, 04/15/25 ................. 522 512,838
4.63%, 11/15/28 ................. 287 248,132
MHP Lux SA, 6.95%, 04/03/26
(c)
........ 200 146,918
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
353 345,746
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 34 30,322
4.63%, 04/15/30 ................. 12 10,048
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 100 110,201
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 95 77,171
1,525,228
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 131 129,460
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 131 131,698
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 79 65,436
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 100 85,574
412,168
Ground Transportation — 0.1%
DAE Funding LLC
(c)
1.55%, 08/01/24 ................. USD 243 232,976
2.63%, 03/20/25 ................. 200 188,136
GN Bondco LLC, 9.50%, 10/15/31
(b)
..... 148 144,300
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 116 83,277
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(j)
................... GBP 100 101,186
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 239 204,943
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 149 149,185
8.00%, 11/01/26 ................. 154 155,086
7.50%, 09/15/27 ................. 160 160,402
6.25%, 01/15/28 ................. 24 23,100
1,442,591
Health Care Equipment & Supplies — 0.1%
(b)
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 541 537,348
Garden Spinco Corp., 8.63%, 07/20/30 ... 180 185,719
Medline Borrower LP
3.88%, 04/01/29 ................. 27 22,798
5.25%, 10/01/29 ................. 719 612,028
1,357,893
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 74 68,316
5.00%, 04/15/29 ................. 27 24,074
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
USD 181 $ 148,420
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 15 12,187
6.00%, 01/15/29 ................. 508 384,810
5.25%, 05/15/30 ................. 295 209,495
4.75%, 02/15/31 ................. 220 147,454
Encompass Health Corp., 4.63%, 04/01/31 . 3 2,497
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 303 259,550
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 94 77,730
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................. 163 147,311
11.00%, 10/15/30 ................ 152 143,044
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 126 119,070
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 125 104,469
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 19 17,290
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 35 32,724
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 420 411,075
10.00%, 04/15/27 ................ 120 119,781
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 197 188,806
5.13%, 11/01/27 ................. 193 178,162
4.63%, 06/15/28 ................. 48 42,703
6.13%, 10/01/28 ................. 163 151,182
6.75%, 05/15/31
(b)
................ 10 9,496
2,999,646
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 137 124,478
4.50%, 02/15/29
(b)
................ 198 168,536
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 80 65,200
Service Properties Trust, 7.50%, 09/15/25 .. 72 69,953
428,167
Hotels, Restaurants & Leisure — 1.0%
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a)(c)(j)
................... EUR 100 100,519
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
.................... 175 183,779
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 44 40,040
4.75%, 06/15/31
(b)
................ 114 94,608
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 131 114,057
Burger King France SAS, (3-mo. EURIBOR at
4.75% Floor + 4.75%), 8.48%, 11/01/26
(a)(c)
EUR 100 105,921
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 475 467,346
8.13%, 07/01/27 ................. 507 502,373
4.63%, 10/15/29 ................. 404 332,018
Carnival Corp.
7.63%, 03/01/26
(b)
................ 100 97,239
7.63%, 03/01/26
(c)
................ EUR 135 140,021
5.75%, 03/01/27
(b)
................ USD 373 333,038
9.88%, 08/01/27
(b)
................ 45 46,904
4.00%, 08/01/28
(b)
................ 120 104,378
6.00%, 05/01/29
(b)
................ 298 251,749
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 859 915,878
Carnival plc, 1.00%, 10/28/29 ......... EUR 100 64,544
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... USD 60 56,795
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 274 244,793
Cedar Fair LP, 6.50%, 10/01/28 ........ 75 69,418

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
.. USD 71 $ 66,594
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.45%, 07/31/28
(a)(c)
. EUR 100 105,222
CPUK Finance Ltd., 4.88%, 08/28/25
(c)
.... GBP 100 113,363
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 101 82,796
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. USD 177 148,739
6.75%, 01/15/30 ................. 51 40,532
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 100 100,794
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... 129 128,032
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or
8.00% PIK), 10/02/25
(c)(i)
........... 100 101,672
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 209 202,393
8.00%, 04/15/26 ................. 214 208,650
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 150 144,293
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
159 144,901
Lottomatica SpA, (3-mo. EURIBOR + 4.13%),
7.93%, 06/01/28
(a)(c)
.............. EUR 250 264,803
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 204 158,100
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
200 158,348
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
200 186,144
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 67 55,777
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 141 126,547
8.38%, 02/01/28 ................. 65 64,393
8.13%, 01/15/29 ................. 47 45,919
7.75%, 02/15/29 ................. 40 34,912
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 97 81,115
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 81 79,181
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 95 66,804
5.88%, 09/01/31 ................. 95 64,503
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 62 57,691
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 24 25,364
4.25%, 07/01/26 ................. 59 54,257
5.50%, 08/31/26 ................. 69 65,114
5.38%, 07/15/27 ................. 72 66,353
5.50%, 04/01/28 ................. 119 108,510
8.25%, 01/15/29 ................. 93 95,558
9.25%, 01/15/29 ................. 117 122,129
7.25%, 01/15/30 ................. 193 190,390
Sands China Ltd., 4.30%, 01/08/26
(a)(k)
.... 200 185,258
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 18 15,480
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 251 230,920
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
117 116,193
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 83 71,681
4.63%, 12/01/31 ................. 122 96,326
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(c)
.................... GBP 100 110,606
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 79 78,513
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 90 81,081
7.00%, 02/15/29 ................. 20 18,100
9.13%, 07/15/31 ................. 321 315,382
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 96 85,080
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 155 143,184
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.63%, 08/26/28
(c)
................ USD 259 $ 215,747
5.63%, 08/26/28
(b)
................ 400 333,200
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 213 181,648
7.13%, 02/15/31 ................. 92 85,672
10,389,382
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 30 27,450
4.63%, 08/01/29 ................. 198 160,218
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 171 133,463
4.88%, 02/15/30 ................. 169 128,517
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 162,486
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
58 57,382
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 53 47,816
KB Home, 7.25%, 07/15/30 ........... 46 44,160
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 35 31,446
4.63%, 03/01/30 ................. 94 76,747
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
209 123,806
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 7 5,883
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 37 32,943
1,032,317
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 3 2,447
4.13%, 04/30/31
(b)
................ 160 127,282
129,729
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 286 255,951
4.63%, 02/01/29 ................. 44 37,164
NextEra Energy Partners LP
(b)(l)
0.00%, 11/15/25
(m)
................ 57 48,364
2.50%, 06/15/26 ................. 57 49,134
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
66 67,063
TransAlta Corp., 7.75%, 11/15/29 ....... 78 77,603
535,279
Industrial Conglomerates — 0.0%
Emerald Debt Merger Sub LLC, 6.38%,
12/15/30
(c)
.................... EUR 100 104,073
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
.................... USD 314 300,655
404,728
Insurance — 0.6%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 112 90,345
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 215 189,020
6.75%, 10/15/27 ................. 1,342 1,225,595
5.88%, 11/01/29 ................. 379 314,660
Allianz SE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
3.20%
(a)(b)(j)
................... 400 284,470
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 307 262,805
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... GBP 200 224,250
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 113 110,029
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 595 579,180
7.25%, 06/15/30 ................. 93 90,718

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. USD 226 $ 222,021
10.50%, 12/15/30 ................ 124 123,075
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... 450 357,259
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 250 251,828
NFP Corp.
(b)
4.88%, 08/15/28 ................. USD 358 313,453
6.88%, 08/15/28 ................. 619 528,570
8.50%, 10/01/31 ................. 93 91,442
Nippon Life Insurance Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.95%), 6.25%, 09/13/53
(a)(b)
......... 600 577,121
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 126 107,923
5,943,764
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 331 260,663
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
131 107,420
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 83 68,749
Atos SE
(c)
0.00%, 11/06/24
(l)(m)
............... EUR 200 150,764
1.75%, 05/07/25 ................. 100 69,077
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
.. 100 102,566
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. USD 295 256,904
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 162,693
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 218 215,326
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
.............. EUR 100 104,028
Global Switch Finance BV, 1.38%, 10/07/30
(c)
135 118,484
GTCR W-2 Merger Sub LLC, 8.50%, 01/15/31
(c)
GBP 133 162,059
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
.................... USD 23 23,232
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 339 302,557
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 17 15,575
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 57 55,549
Twilio, Inc., 3.63%, 03/15/29 .......... 111 92,280
United Group BV
(c)
(3-mo. EURIBOR + 3.25%), 7.03%,
02/15/26
(a)
................... EUR 100 102,636
4.00%, 11/15/27 ................. 100 90,739
2,461,301
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. USD 108 92,549
5.45%, 11/01/41 ................. 38 29,642
122,191
Life Sciences Tools & Services — 0.0%
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 391 388,022
Machinery — 0.3%
Boels Topholding BV, 6.25%, 02/15/29
(c)
... EUR 100 104,779
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. USD 220 216,037
9.50%, 01/01/31 ................. 163 167,884
EnPro Industries, Inc., 5.75%, 10/15/26 ... 65 61,574
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 167 149,547
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 105 101,062
Security
Par (000)
Par (000) Value
Machinery (continued)
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.97%, 01/15/28
(a)(c)
.............. EUR 100 $ 105,416
Loxam SAS, 6.38%, 05/15/28
(c)
........ 100 103,032
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 94 55,930
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 200 208,248
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 100 84,801
Terex Corp., 5.00%, 05/15/29
(b)
........ 192 168,067
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 515 479,008
Titan International, Inc., 7.00%, 04/30/28 .. 55 50,257
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 180,380
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 150 143,637
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 710 646,418
Wabash National Corp., 4.50%, 10/15/28
(b)
. 122 100,955
3,127,032
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 160 159,022
Media — 0.7%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 100 101,789
5.75%, 08/15/29
(b)
................ USD 333 257,512
Banijay Entertainment SASU, 7.00%,
05/01/29
(c)
.................... EUR 104 108,804
Cable One, Inc.
0.00%, 03/15/26
(l)(m)
............... USD 78 63,609
4.00%, 11/15/30
(b)
................ 68 50,660
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 247 241,505
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 138 122,654
7.75%, 04/15/28 ................. 210 160,541
9.00%, 09/15/28 ................. 637 620,425
7.50%, 06/01/29 ................. 262 190,706
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 175 135,188
CSC Holdings LLC, 11.25%, 05/15/28
(b)
... 826 787,851
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 310 271,633
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 287 231,509
5.75%, 12/01/28
(b)
................ 194 140,892
5.13%, 06/01/29 ................. 127 65,405
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 387 383,347
Eutelsat SA, 1.50%, 10/13/28
(c)
........ EUR 200 149,573
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. USD 100 89,053
7.00%, 05/15/27 ................. 74 62,746
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 37 33,273
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 200 181,000
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 25 22,499
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 346 307,345
4.25%, 01/15/29 ................. 37 30,140
4.63%, 03/15/30 ................. 5 4,012
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 431 317,190
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 312 238,567
6.50%, 09/15/28 ................. 550 272,250
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a)(c)(j)
................... EUR 100 92,848
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 213 134,593

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio, Inc., 5.00%, 08/01/27
(b)
... USD 369 $ 338,336
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 83 68,599
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 100 95,498
Summer BidCo BV, 9.00%, (9.00% Cash or
9.75% PIK), 11/15/25
(c)(i)
........... 202 198,576
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 17 15,863
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 200 115,028
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. USD 137 133,777
8.00%, 08/15/28 ................. 176 166,200
7.38%, 06/30/30 ................. 82 72,202
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 100 101,625
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 287 243,682
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 100 80,151
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... USD 250 182,149
Ziggo BV, 2.88%, 01/15/30
(c)
.......... EUR 200 168,502
7,849,307
Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. USD 69 68,138
ATI, Inc.
4.88%, 10/01/29 ................. 83 70,684
5.13%, 10/01/31 ................. 98 80,850
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 605 597,607
Carpenter Technology Corp., 7.63%, 03/15/30 183 180,658
Constellium SE
(b)
5.88%, 02/15/26 ................. 250 239,606
5.63%, 06/15/28 ................. 250 228,522
3.75%, 04/15/29 ................. 250 205,798
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 149 126,395
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
200 168,500
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 464 439,557
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 115 95,826
4.50%, 06/01/31 ................. 194 143,347
Metinvest BV, 8.50%, 04/23/26
(c)
........ 246 168,143
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 10 10,000
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 316 296,512
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 390 347,155
4.75%, 01/30/30 ................. 220 186,665
3.88%, 08/15/31 ................. 171 133,551
POSCO
(b)
5.63%, 01/17/26 ................. 200 198,678
5.75%, 01/17/28 ................. 200 196,768
Vedanta Resources Finance II plc
8.95%, 03/11/25
(b)
................ 282 205,496
8.95%, 03/11/25
(c)
................ 272 198,209
4,586,665
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 18 17,110
4.75%, 06/15/29 ................. 55 44,220
Starwood Property Trust, Inc., 4.38%, 01/15/27 34 29,169
90,499
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 293 291,049
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 54 51,612
5.75%, 01/15/28 ................. 33 30,937
5.38%, 06/15/29 ................. 92 83,540
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 50 50,624
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp., 5.35%, 07/01/49 ........ USD 32 $ 23,355
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 177 223,463
8.25%, 12/31/28 ................. 206 204,551
5.88%, 06/30/29 ................. 272 240,286
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 91 90,131
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 7 6,666
5.60%, 10/15/44 ................. 62 41,618
Callon Petroleum Co.
6.38%, 07/01/26 ................. 148 144,534
8.00%, 08/01/28
(b)
................ 407 402,184
7.50%, 06/15/30
(b)
................ 218 211,147
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 21 19,772
6.75%, 04/15/29 ................. 238 232,872
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 171 168,029
6.38%, 06/15/26 ................. 161 158,175
8.38%, 01/15/29 ................. 251 248,581
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 400 402,464
8.63%, 11/01/30 ................. 157 159,799
8.75%, 07/01/31 ................. 327 330,030
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
85 70,030
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 40 38,219
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 109 99,192
5.88%, 01/15/30 ................. 275 235,128
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 500 434,875
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 228 220,727
9.25%, 02/15/28 ................. 333 335,384
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 41 39,437
6.00%, 02/01/29 ................. 81 78,368
CrownRock LP
(b)
5.63%, 10/15/25 ................. 494 485,885
5.00%, 05/01/29 ................. 29 27,353
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
85 82,850
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 138 139,995
9.88%, 07/15/31 ................. 149 160,457
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
511 397,303
Enbridge, Inc.
(a)
Series 16-A, (3-mo. CME Term SOFR +
4.15%), 6.00%, 01/15/77 ......... 678 589,987
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84 .................... 79 75,680
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(c)
......................... 258 225,144
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 247 232,903
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 9 8,460
5.60%, 04/01/44 ................. 110 86,488
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 63 61,610
4.13%, 12/01/26 ................. 16 14,842
6.50%, 07/01/27
(b)
................ 158 153,576
7.50%, 06/01/30
(b)
................ 35 34,340
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 41 39,850
Genesis Energy LP
6.50%, 10/01/25 ................. 53 51,778

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.75%, 02/01/28 ................. USD 30 $ 28,248
8.88%, 04/15/30 ................. 76 73,470
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 36 35,439
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 40 37,902
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 52 48,617
5.75%, 02/01/29 ................. 108 97,230
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 152 127,110
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(c)
.. 100 82,227
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 35 33,600
Matador Resources Co.
5.88%, 09/15/26 ................. 133 128,158
6.88%, 04/15/28
(b)
................ 136 133,277
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(b)
................ 251 178,747
7.25%, 06/30/31
(c)
................ 193 137,497
Murphy Oil Corp., 5.87%, 12/01/42
(a)(k)
.... 11 8,451
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
186 172,559
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
162 158,141
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 256 252,807
8.75%, 06/15/31 ................. 199 197,995
NuStar Logistics LP, 6.38%, 10/01/30 ..... 17 15,725
Occidental Petroleum Corp., 6.63%, 09/01/30 106 106,324
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 67 64,656
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 73 72,934
6.88%, 04/01/27 ................. 97 95,171
5.88%, 07/01/29 ................. 321 298,765
Puma International Financing SA
5.00%, 01/24/26
(b)
................ 350 312,980
5.00%, 01/24/26
(c)
................ 517 462,317
Repsol International Finance BV, (5-Year EUR
Swap Annual + 4.41%), 4.25%
(a)(c)(j)
.... EUR 100 96,487
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 99 89,356
SCC Power plc
(b)(i)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 547 200,987
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 296 33,849
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(c)
.................... 200 153,500
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 155 152,892
SM Energy Co.
5.63%, 06/01/25 ................. 60 58,403
6.75%, 09/15/26 ................. 32 31,431
6.63%, 01/15/27 ................. 16 15,548
6.50%, 07/15/28 ................. 53 51,024
Southwestern Energy Co.
5.38%, 02/01/29 ................. 133 122,862
4.75%, 02/01/32 ................. 5 4,300
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 4 3,941
6.00%, 03/01/27 ................. 31 28,362
6.00%, 12/31/30 ................. 2 1,683
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 128 106,519
4.13%, 08/15/31 ................. 55 44,220
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 148 138,066
Vital Energy, Inc.
10.13%, 01/15/28 ................ 92 92,242
9.75%, 10/15/30 ................. 92 90,163
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
5.30%, 03/01/48 ................. USD 293 $ 218,887
5.50%, 08/15/48 ................. 51 38,669
13,369,018
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28
(c)
.. EUR 100 88,087
Passenger Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... USD 137 124,651
Air France-KLM, 8.13%, 05/31/28
(c)
...... EUR 100 111,003
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 11 11,655
7.25%, 02/15/28 ................. 43 39,982
5.75%, 04/20/29 ................. 238 214,322
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
486 470,108
Deutsche Lufthansa AG, 2.88%, 05/16/27
(c)
. EUR 100 97,452
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
............... 100 93,335
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ USD 109 80,562
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 24 23,303
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 184 170,681
4.63%, 04/15/29 ................. 185 156,270
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 62 47,683
6.38%, 02/01/30 ................. 122 81,361
1,722,368
Personal Care Products — 0.0%
Coty, Inc., 5.75%, 09/15/28
(c)
.......... EUR 100 106,440
Pharmaceuticals — 0.2%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82 ............... 200 196,807
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ......... 100 104,752
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83 ............... 100 105,016
Catalent Pharma Solutions, Inc., 2.38%,
03/01/28
(c)
.................... 126 109,290
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28
(b)
................ USD 200 177,397
7.50%, 05/15/30
(c)
................ EUR 200 210,617
Gruenenthal GmbH, 6.75%, 05/15/30
(c)
.... 200 213,947
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 203 176,543
Organon & Co.
2.88%, 04/30/28
(c)
................ EUR 100 91,335
5.13%, 04/30/31
(b)
................ USD 200 156,183
Teva Pharmaceutical Finance Netherlands II
BV
7.38%, 09/15/29 ................. EUR 300 320,192
4.38%, 05/09/30 ................. 100 89,878
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. USD 84 73,339
4.75%, 05/09/27 ................. 200 180,000
2,205,296
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 56 46,378
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 509 403,382
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 312 268,414
La Financiere Atalian SASU, 5.13%, 05/15/25
(c)
EUR 150 115,068

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 91 $ 81,197
914,439
Real Estate Management & Development — 0.2%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(i)
.......... EUR 100 102,518
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(i)
........... 100 106,242
Agps Bondco plc, 5.00%, 01/14/29
(c)(d)(n)
... 300 92,816
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... USD 125 102,726
7.00%, 04/15/30
(b)
................ 296 244,033
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. 242 220,721
8.88%, 09/01/31 ................. 74 70,159
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 200 133,346
Fantasia Holdings Group Co. Ltd.
(c)(d)(n)
15.00%, 12/18/21 ................ USD 400 12,000
11.75%, 04/17/22 ................ 600 18,000
12.25%, 10/18/22 ................ 400 12,000
10.88%, 01/09/23 ................ 218 6,540
11.88%, 06/01/23 ................ 300 9,000
9.25%, 07/28/23 ................. 600 18,000
Fastighets AB Balder, 1.88%, 03/14/25
(c)
... EUR 100 98,712
Heimstaden Bostad Treasury BV, 1.38%,
03/03/27 ..................... 100 83,563
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 4 3,517
4.13%, 02/01/29 ................. 56 44,940
4.38%, 02/01/31 ................. 78 59,373
JGC Ventures Pte. Ltd., 3.00%, (3.00% Cash or
3.00% PIK), 06/30/25
(i)
............ 8 2,504
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(j)
........ 338 321,522
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(d)(i)(n)
................. 447 44,672
Series 2, 5.00%, 04/30/27 .......... 19 1,862
Realogy Group LLC, 5.75%, 01/15/29
(b)
... 4 2,521
SBB Treasury OYJ, 0.75%, 12/14/28
(c)
.... EUR 100 58,725
Sunac China Holdings Ltd., 6.65%, 08/03/24
(c)(d)
(n)
......................... USD 200 27,500
1,897,512
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 131 109,280
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(l)
.... EUR 200 152,367
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
USD 80 78,418
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 268 221,100
451,885
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 176 168,478
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 126 124,425
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
946 773,115
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 125 130,454
7.13%, 10/02/25
(b)
................ USD 141 139,090
9.13%, 03/01/26
(b)
................ 373 370,669
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 190 184,300
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 291 279,560
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. USD 414 $ 355,462
4.88%, 07/01/29 ................. 458 386,270
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 1,578 1,385,402
9.00%, 09/30/29 ................. 665 566,304
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 59 54,646
6.50%, 10/15/28 ................. 77 63,814
Elastic NV, 4.13%, 07/15/29
(b)
......... 164 138,213
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 167,902
McAfee Corp., 7.38%, 02/15/30
(b)
....... 430 343,990
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 343 310,415
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 281 233,048
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
6 5,630
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 195 159,631
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
101 83,382
6,424,200
Specialized REITs — 0.0%
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 157 152,094
Specialty Retail — 0.3%
Arko Corp., 5.13%, 11/15/29
(b)
......... 149 120,809
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 41 36,329
4.75%, 03/01/30 ................. 10 8,486
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 200 197,880
8.50%, 10/30/25 ................. 200 196,750
Goldstory SAS, 5.38%, 03/01/26
(c)
...... EUR 200 203,949
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 18 15,493
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 141 115,620
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 68,502
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 115 96,367
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 112 104,197
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 432 376,852
6.13%, 07/01/29 ................. 208 174,200
6.00%, 12/01/29 ................. 335 278,888
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 672 586,434
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 90 84,460
2,665,216
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 217 220,521
8.50%, 07/15/31 ................. 109 110,915
331,436
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 9 7,380
4.13%, 08/15/31 ................. 64 48,637
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 21 19,295
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 80 65,849
141,161
Trading Companies & Distributors — 0.1%
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 17 16,832
9.75%, 08/01/27 ................. 27 27,776
5.50%, 05/01/28 ................. 293 266,428

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... USD 64 $ 52,793
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 112 97,641
Rexel SA, 5.25%, 09/15/30
(c)
.......... EUR 100 104,223
565,693
Transportation Infrastructure — 0.1%
(c)
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a)(j)
.. 200 195,284
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a)(j)
............... USD 348 339,739
Heathrow Finance plc, 3.88%, 03/01/27
(k)
.. GBP 100 106,331
Mundys SpA, 1.88%, 02/12/28 ......... EUR 100 90,517
731,871
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 400 373,014
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 297 222,750
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 207 200,780
Millicom International Cellular SA, 5.13%,
01/15/28
(c)
.................... 474 406,712
SoftBank Group Corp.
(c)
3.13%, 09/19/25 ................. EUR 100 99,334
5.00%, 04/15/28 ................. 100 96,076
4.00%, 09/19/29 ................. 300 262,208
3.88%, 07/06/32 ................. 200 158,912
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 200 196,081
(7-Year EUR Swap Annual + 3.35%), 6.14% 200 198,648
(8-Year EUR Swap Annual + 3.62%), 6.75% 100 102,392
VF Ukraine PAT, 6.20%, 02/11/25
(c)
...... USD 332 246,381
Vmed O2 UK Financing I plc
(c)
4.00%, 01/31/29 ................. GBP 100 100,426
4.50%, 07/15/31 ................. 400 378,005
Vodafone Group plc
(a)(c)
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80 ............... EUR 200 193,034
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84 ............... 300 317,805
3,552,558
Total Corporate Bonds — 14.9%
(Cost: $173,575,038) ............................. 159,977,358
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)
Mizuho Markets Cayman LP (RTX Corp.),
15.42%, 11/02/23 ................ USD 7 545,398
Nomura Holdings, Inc. (L3Harris Technologies,
Inc.), 12.60%, 11/24/23 ............. 4 781,412
1,326,810
Aerospace and Defense — 0.1%
SGA Societe Generale Acceptance NV (RTX
Corp.), 13.13%, 01/05/24 ........... 9 733,423
Air Freight & Logistics — 0.1%
BMO Capital Markets Corp. (FedEx Corp.),
8.72%, 11/21/23 ................. 3 811,767
Automobile Components — 0.1%
(b)
Mizuho Markets Cayman LP (Lear Corp.),
22.37%, 12/07/23 ................ 3 447,887
Royal Bank of Canada (BorgWarner, Inc.),
16.37%, 11/01/23 ................ 16 574,810
1,022,697
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
Barclays Bank plc (General Motors Co.),
23.00%, 12/07/23 ................ USD 17 $ 468,128
UBS AG (General Motors Co.),
24.60%, 11/20/23
(b)
............... 11 323,413
791,541
Banks — 1.5%
Barclays Bank plc (CVS Health Corp.),
20.48%, 11/01/23 ................ 21 1,426,002
Barclays Bank plc (Ecolab, Inc.),
6.20%, 11/01/23 ................. 3 457,346
Barclays Bank plc (Humana, Inc.),
14.45%, 11/01/23 ................ 2 1,172,930
Barclays Bank plc (Molson Coors Beverage
Co.), 11.58%, 11/01/23 ............. 8 450,677
Barclays Bank plc (Shell plc), 9.80%, 11/01/23 46 3,041,017
BMO Capital Markets Corp. (Citigroup, Inc.),
22.21%, 12/14/23
(b)
............... 17 671,282
BNP Paribas SA (Fifth Third Bancorp),
19.34%, 12/06/23
(b)
............... 28 684,032
BNP Paribas SA (First Horizon Corp.),
21.44%, 12/01/23
(b)
............... 54 589,590
Citigroup, Inc. (Citizens Financial Group, Inc.),
29.89%, 11/06/23
(b)
............... 9 202,389
Citigroup, Inc. (Wells Fargo & Co.),
20.35%, 11/06/23
(b)
............... 20 798,458
JPMorgan Structured Products BV (Bank of
America Corp.), 11.57%, 12/01/23
(b)
.... 44 1,168,798
JPMorgan Structured Products BV
(First Citizens BancShares, Inc.),
26.79%, 12/14/23
(b)
............... —
(o)
535,778
Mizuho Markets Cayman LP (Wells Fargo &
Co.), 20.82%, 11/30/23 ............. 36 1,422,469
Royal Bank of Canada (Citigroup, Inc.),
21.65%, 11/30/23
(b)
............... 11 451,719
Royal Bank of Canada (JPMorgan Chase &
Co.), 10.63%, 11/30/23
(b)
............ 20 2,840,717
SGA Societe Generale Acceptance NV (Meta
Platforms, Inc.), 13.99%, 01/05/24 ..... —
(o)
30,937
15,944,141
Beverages — 0.3%
Citigroup, Inc. (Coca-Cola Co. (The)),
13.08%, 12/07/23 ................ 43 2,415,571
JPMorgan Structured Products BV (PepsiCo,
Inc.), 11.02%, 12/11/23 ............. 7 1,205,920
3,621,491
Broadline Retail — 0.8%
BNP Paribas SA (eBay, Inc.),
13.71%, 11/02/23
(b)
............... 14 559,572
Citigroup, Inc. (Amazon.com, Inc.),
18.18%, 02/02/24 ................ 53 6,878,619
Mizuho Markets Cayman LP (Amazon.com,
Inc.), 17.62%, 11/09/23 ............. 11 1,495,581
8,933,772
Building Products — 0.0%
Royal Bank of Canada (Johnson Controls
International plc), 17.23%, 11/07/23
(b)
... 9 445,886
Capital Markets — 0.4%
Barclays Bank plc (Carlyle Group, Inc. (The)),
33.19%, 12/11/23
(b)
............... 17 482,236
Barclays Bank plc (LPL Financial Holdings,
Inc.), 18.38%, 02/02/24 ............. 2 542,602
Citigroup, Inc. (CME Group, Inc.),
9.76%, 12/08/23 ................. 2 404,395

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Citigroup, Inc. (Moody's Corp.),
12.22%, 12/08/23 ................ USD 2 $ 662,403
Goldman Sachs International (Raymond James
Financial, Inc.), 13.29%, 11/06/23
(b)
..... 4 344,123
JPMorgan Structured Products BV (Bank
of New York Mellon Corp. (The)),
16.38%, 12/01/23
(b)
............... 11 481,765
Mizuho Markets Cayman LP (Charles Schwab
Corp. (The)), 24.52%, 12/01/23 ....... 18 952,666
Mizuho Markets Cayman LP (Goldman Sachs
Group, Inc. (The)), 14.82%, 12/01/23 ... 3 833,978
4,704,168
Chemicals — 0.4%
BNP Paribas SA (Dow, Inc.),
23.18%, 12/07/23
(b)
............... 12 587,130
BNP Paribas SA (PPG Industries, Inc.),
20.25%, 12/06/23
(b)
............... 8 939,786
Citigroup, Inc. (LyondellBasell Industries NV),
17.16%, 02/02/24 ................ 6 537,113
Royal Bank of Canada (Ecolab, Inc.),
12.38%, 02/14/24
(b)
............... 7 1,088,379
Royal Bank of Canada (Mosaic Co. (The)),
16.59%, 11/07/23
(b)
............... 27 881,561
4,033,969
Commercial Services & Supplies — 0.2%
Barclays Bank plc (Republic Services, Inc.),
9.61%, 02/15/24 ................. 6 947,542
UBS AG (Waste Management, Inc.),
10.20%, 12/08/23 ................ 8 1,364,450
2,311,992
Communications Equipment — 0.5%
Barclays Bank plc (Nokia Oyj),
30.49%, 12/11/23
(b)
............... 48 161,800
Citigroup, Inc. (Arista Networks, Inc.),
19.45%, 02/13/24 ................ 7 1,348,967
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 16.87%, 12/07/23
(b)
........... 10 504,164
Royal Bank of Canada (Cisco Systems, Inc.),
12.73%, 11/15/23
(b)
............... 50 2,627,414
UBS AG (Juniper Networks, Inc.),
13.90%, 01/31/24 ................ 25 677,228
5,319,573
Construction Materials — 0.1%
Citigroup, Inc. (Vulcan Materials Co.),
10.45%, 11/02/23 ................ 4 857,089
Consumer Finance — 0.2%
Barclays Bank plc (Ally Financial, Inc.),
30.79%, 12/01/23 ................ 48 1,181,712
BNP Paribas SA (American Express Co.),
14.21%, 12/05/23
(b)
............... 6 849,366
Citigroup, Inc. (Capital One Financial Corp.),
20.08%, 01/24/24 ................ 5 548,938
2,580,016
Consumer Staples Distribution & Retail — 0.9%
BMO Capital Markets Corp. (Sysco Corp.),
11.00%, 11/01/23 ................. 9 585,798
BNP Paribas SA (Walmart, Inc.),
8.17%, 11/16/23
(b)
................ 21 3,449,920
Citigroup, Inc. (BJ's Wholesale Club Holdings,
Inc.), 12.98%, 11/17/23 ............. 10 679,958
Citigroup, Inc. (Target Corp.), 15.33%, 11/16/23 4 448,439
JPMorgan Structured Products BV (Target
Corp.), 23.72%, 11/17/23 ........... 18 1,973,198
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
JPMorgan Structured Products BV (Walmart,
Inc.), 6.14%, 11/17/23 .............. USD 4 $ 702,423
Nomura Holdings, Inc. (Dollar General Corp.),
19.90%, 12/21/23
(b)
............... 4 502,762
Royal Bank of Canada (Sysco Corp.),
12.79%, 01/31/24 ................ 16 1,071,119
9,413,617
Containers & Packaging — 0.1%
Citigroup, Inc. (Sealed Air Corp.),
18.97%, 11/06/23
(b)
............... 14 435,293
UBS AG (International Paper Co.),
16.80%, 01/31/24 ................ 20 680,711
1,116,004
Diversified Telecommunication Services — 0.3%
Goldman Sachs International (Verizon
Communications, Inc.), 23.47%, 11/06/23
(b)
20 681,326
Mizuho Markets Cayman LP (AT&T, Inc.),
9.67%, 12/06/23 ................. 117 1,805,668
Nomura Holdings, Inc. (AT&T, Inc.),
19.58%, 11/10/23
(b)
............... 18 276,733
2,763,727
Electric Utilities — 0.3%
(b)
BNP Paribas SA (NextEra Energy, Inc.),
25.21%, 12/07/23 ................ 32 1,852,732
Goldman Sachs International (Exelon Corp.),
16.40%, 11/10/23 ................ 9 351,290
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.), 22.12%, 12/07/23 ..... 5 384,072
Nomura Holdings, Inc. (PG&E Corp.),
11.76%, 11/24/23 ................. 17 274,456
2,862,550
Electrical Equipment — 0.2%
Barclays Bank plc (Eaton Corp. plc),
13.16%, 02/08/24 ................ 7 1,349,326
BMO Capital Markets Corp. (Eaton Corp. plc),
13.89%, 11/01/23 ................ 3 584,170
SGA Societe Generale Acceptance NV
(Schneider Electric SE), 28.64%, 12/14/23
(b)
6 178,923
2,112,419
Electronic Equipment, Instruments & Components — 0.3%
Citigroup, Inc. (Flex Ltd.), 12.16%, 01/25/24 . 117 3,001,062
Nomura Holdings, Inc. (Keysight Technologies,
Inc.), 12.02%, 11/17/23 ............. 6 731,805
3,732,867
Energy Equipment & Services — 0.1%
Barclays Bank plc (Schlumberger NV),
19.63%, 12/05/23 ................ 8 460,176
Citigroup, Inc. (Baker Hughes Co.),
18.01%, 01/23/24 ................ 27 935,403
1,395,579
Entertainment — 0.4%
Citigroup, Inc. (Netflix, Inc.), 14.51%, 12/06/23 6 2,460,138
Goldman Sachs International (Walt Disney Co.
(The)), 16.68%, 11/08/23 ........... 19 1,513,006
3,973,144
Financial Services — 0.7%
BNP Paribas SA (Equitable Holdings, Inc.),
28.04%, 12/11/23
(b)
............... 13 341,198
BNP Paribas SA (Fiserv, Inc.),
10.65%, 12/07/23
(b)
............... 25 2,862,447
BNP Paribas SA (Rocket Cos., Inc.),
16.49%, 11/09/23
(b)
............... GBP 2 161,090

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
JPMorgan Structured Products BV (Voya
Financial, Inc.), 14.13%, 11/01/23 ...... USD 17 $ 1,110,131
Mizuho Markets Cayman LP (Fidelity National
Information Services, Inc.)
15.22% - 24.42%, 11/07/23 - 01/05/24 ... 26 1,276,509
Nomura Holdings, Inc. (PayPal Holdings, Inc.),
15.90%, 11/03/23 ................ 16 816,257
SGA Societe Generale Acceptance NV (Fidelity
National Information Services, Inc.),
16.53%, 11/02/23
(b)
............... 10 510,855
UBS AG (Visa, Inc.), 13.50%, 11/24/23
(b)
... 2 350,911
7,429,398
Food Products — 0.2%
BNP Paribas SA (Danone SA),
16.17%, 11/16/23
(b)
............... EUR 3 148,548
HSBC Bank plc (Danone SA), 6.09%, 11/08/23 18 1,036,090
UBS AG (Kraft Heinz Co. (The)),
7.00%, 11/24/23
(b)
................ USD 25 793,003
1,977,641
Ground Transportation — 0.0%
Mizuho Markets Cayman LP (CSX Corp.),
12.37%, 12/05/23 ................ 16 466,581
Health Care Equipment & Supplies — 0.9%
Barclays Bank plc (Zimmer Biomet Holdings,
Inc.), 9.30%, 11/02/23 .............. 6 650,894
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 6.98%, 11/10/23 ............ 3 832,363
Citigroup, Inc. (Boston Scientific Corp.),
12.41%, 02/01/24 ................ 35 1,766,146
Citigroup, Inc. (Dexcom, Inc.),
25.45%, 02/09/24 ................ 12 1,072,738
HSBC Bank plc (EssilorLuxottica SA),
10.34%, 11/08/23 ................ EUR 8 1,491,489
HSBC Bank plc (Koninklijke Philips NV),
23.10%, 11/30/23
(b)
............... 15 277,627
JPMorgan Structured Products BV (Zimmer
Biomet Holdings, Inc.), 18.97%, 11/20/23
(b)
USD 6 599,382
Royal Bank of Canada (Baxter International,
Inc.), 26.91%, 12/11/23
(b)
............ 18 568,339
Royal Bank of Canada (Stryker Corp.),
13.14%, 11/01/23
(b)
............... 5 1,373,667
UBS AG (Medtronic plc), 13.40%, 11/20/23
(b)
10 703,964
9,336,609
Health Care Providers & Services — 1.8%
Barclays Bank plc (CVS Health Corp.),
15.36%, 11/02/23 ................ 12 799,910
BMO Capital Markets Corp. (Cigna Group
(The)), 12.76%, 11/02/23 ........... 4 1,292,615
BMO Capital Markets Corp. (McKesson Corp.),
10.97%, 11/01/23 ................ 3 1,529,699
BNP Paribas SA (Cigna Group (The)),
9.86%, 11/03/23
(b)
................ 2 532,271
BNP Paribas SA (Elevance Health, Inc.),
11.29%, 12/01/23
(b)
............... 8 3,536,042
BNP Paribas SA (Humana, Inc.),
16.89%, 11/10/23
(b)
............... —
(o)
145,063
BNP Paribas SA (Laboratory Corp. of America
Holdings), 17.82%, 11/10/23
(b)
........ 3 637,813
BNP Paribas SA (McKesson Corp.),
9.11%, 11/02/23
(b)
................ 1 526,923
Citigroup, Inc. (Laboratory Corp. of America
Holdings), 11.64%, 02/16/24 ......... 5 924,715
Goldman Sachs International (Cigna Group
(The)), 16.73%, 11/10/23
(b)
.......... 2 646,655
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Goldman Sachs International (Elevance Health,
Inc.), 16.70%, 11/20/23
(b)
............ USD 1 $ 450,780
Royal Bank of Canada (Cardinal Health, Inc.),
17.11%, 12/11/23
(b)
................ 6 584,717
Royal Bank of Canada (Cencora, Inc.),
8.25%, 11/07/23
(b)
................ 5 880,693
Royal Bank of Canada (UnitedHealth Group,
Inc.), 8.71%, 11/30/23
(b)
............ 14 7,337,332
19,825,228
Hotels, Restaurants & Leisure — 1.4%
Barclays Bank plc (Domino's Pizza, Inc.),
16.87%, 12/20/23 ................ 1 477,534
Barclays Bank plc (Wynn Resorts Ltd.),
20.53%, 11/09/23 ................ 7 589,253
BNP Paribas SA (Starbucks Corp.),
10.55%, 11/02/23
(b)
............... 5 485,188
Citigroup, Inc. (Chipotle Mexican Grill, Inc.),
11.88%, 02/07/24 ................ —
(o)
925,589
Citigroup, Inc. (Hilton Worldwide Holdings,
Inc.), 14.94%, 12/08/23 ............. 7 1,093,131
Citigroup, Inc. (Marriott International, Inc.),
11.92%, 11/03/23 ................. 4 844,656
Citigroup, Inc. (MGM Resorts International),
20.73%, 11/02/23 ................ 17 595,567
Goldman Sachs International (Starbucks
Corp.), 10.35%, 11/02/23 ........... 5 469,964
JPMorgan Structured Products BV (McDonald's
Corp.), 12.35%, 12/13/23
(b)(c)
......... 12 3,202,842
JPMorgan Structured Products BV (Wynn
Resorts Ltd.), 24.40%, 11/09/23 ....... 16 1,450,976
Mizuho Markets Cayman LP (Las Vegas Sands
Corp.), 20.27%, 12/06/23 ........... 21 976,966
Royal Bank of Canada (Booking Holdings, Inc.),
14.44%, 11/02/23
(b)
............... —
(o)
1,325,231
Royal Bank of Canada (Starbucks Corp.),
9.97%, 11/02/23
(b)
................ 16 1,487,251
Royal Bank of Canada (Yum! Brands, Inc.),
6.76%, 11/02/23
(b)
................ 5 608,944
UBS AG (Wyndham Hotels & Resorts, Inc.),
11.60%, 02/15/24
(e)
............... 9 657,603
15,190,695
Household Durables — 0.1%
Barclays Bank plc (PulteGroup, Inc.),
21.92%, 12/07/23 ................ 5 362,467
BNP Paribas SA (Newell Brands, Inc.),
47.68%, 12/11/23
(b)
............... 22 153,344
Citigroup, Inc. (Mohawk Industries, Inc.),
20.51%, 02/09/24 ................ 5 410,176
Nomura Holdings, Inc. (Sony Group Corp.),
12.46%, 11/06/23
(b)
............... 4 357,499
1,283,486
Household Products — 0.2%
JPMorgan Structured Products BV (Procter &
Gamble Co. (The)), 13.05%, 12/01/23 ... 16 2,450,743
Independent Power and Renewable Electricity Producers — 0.0%
Citigroup, Inc. (AES Corp. (The)),
22.08%, 11/03/23 ................ 27 402,454
Industrial Conglomerates — 0.2%
Barclays Bank plc (General Electric Co.),
14.79%, 12/07/23 ................ 4 460,722
HSBC Bank plc (Siemens AG),
21.56%, 11/09/23
(b)
............... EUR 1 132,808

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
UBS AG (Honeywell International, Inc.),
11.69%, 02/02/24 ................ USD 11 $ 1,919,363
2,512,893
Insurance — 0.3%
Barclays Bank plc (Willis Towers Watson plc),
13.92%, 11/24/23
(b)
............... 2 447,221
BNP Paribas SA (Prudential Financial, Inc.),
21.45%, 11/16/23
(b)
............... GBP 41 432,092
Mizuho Markets Cayman LP (Progressive Corp.
(The)), 11.56%, 11/30/23 ............ USD 3 494,506
Royal Bank of Canada (American International
Group, Inc.), 17.35%, 12/21/23
(b)
...... 12 742,302
Royal Bank of Canada (Fidelity National
Financial, Inc.), 18.73%, 12/21/23
(b)
.... 19 721,475
2,837,596
Interactive Media & Services — 0.5%
BNP Paribas SA (Meta Platforms, Inc.),
24.75%, 11/09/23
(b)
............... 4 1,282,386
Citigroup, Inc. (Meta Platforms, Inc.),
18.76%, 02/02/24 ................ 7 2,084,067
Mizuho Markets Cayman LP (Alphabet, Inc.)
13.92% - 14.65%, 11/09/23 - 01/05/24 ... 12 1,456,138
SGA Societe Generale Acceptance NV
(Alphabet, Inc.), 18.15%, 11/02/23
(b)
.... 1 125,327
SGA Societe Generale Acceptance NV (Meta
Platforms, Inc.), 20.67%, 11/02/23
(b)
.... —
(o)
120,537
5,068,455
IT Services — 0.1%
Goldman Sachs International (Gartner, Inc.),
5.86%, 11/03/23 ................. 2 712,218
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
21.67%, 12/07/23
(b)
............... 11 707,896
1,420,114
Life Sciences Tools & Services — 0.1%
BNP Paribas SA (Danaher Corp.),
15.39%, 12/07/23
(b)
............... 5 925,776
Machinery — 0.3%
Barclays Bank plc (PACCAR, Inc.),
12.54%, 12/07/23 ................ 11 944,236
Barclays Bank plc (Stanley Black & Decker,
Inc.), 20.26%, 02/02/24 ............. 8 680,390
Citigroup, Inc. (Otis Worldwide Corp.),
13.54%, 12/08/23 ................ 13 969,912
Citigroup, Inc. (Parker-Hannifin Corp.),
12.92%, 11/02/23 ................ 2 834,903
3,429,441
Media — 0.2%
(b)
BMO Capital Markets Corp. (Comcast Corp.) +
0.00%), 15.96%, 12/14/23
(a)
.......... 13 525,064
Mizuho Markets Cayman LP (Fox Corp.),
14.72%, 01/05/24 ................ 9 273,510
Royal Bank of Canada (Publicis Groupe SA),
13.73%, 11/10/23 ................ EUR 21 1,586,698
SGA Societe Generale Acceptance NV (Fox
Corp.), 15.61%, 11/02/23 ........... USD 9 282,676
2,667,948
Metals & Mining — 0.2%
Barclays Bank plc (Nucor Corp.),
20.85%, 12/07/23 ................ 4 598,121
Citigroup, Inc. (Freeport-McMoRan, Inc.),
18.58%, 12/06/23 ................ 24 810,111
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Citigroup, Inc. (Kinross Gold Corp.),
8.67%, 11/02/23 ................. USD 12 $ 658,089
2,066,321
Multi-Utilities — 0.1%
Barclays Bank plc (Sempra), 15.09%, 11/03/23 7 482,203
JPMorgan Structured Products BV (Public
Service Enterprise Group, Inc.),
13.64%, 11/20/23
(b)
............... 1 81,646
Mizuho Markets Cayman LP (Sempra),
12.56%, 12/21/23
(b)
............... 3 224,582
788,431
Oil, Gas & Consumable Fuels — 0.7%
Barclays Bank plc (BP plc), 21.62%, 11/16/23
(b)
GBP 152 920,140
Barclays Bank plc (Shell plc),
19.75%, 11/09/23
(b)
............... 29 935,193
Goldman Sachs International (BP plc),
15.22%, 11/01/23 ................ USD 76 2,906,108
Goldman Sachs International (Marathon
Petroleum Corp.), 20.57%, 11/01/23 .... 6 953,749
Royal Bank of Canada (Kosmos Energy Ltd.),
9.37%, 12/21/23
(b)
................ 40 290,276
SGA Societe Generale Acceptance NV
(ConocoPhillips), 21.59%, 12/14/23
(b)
... 1 155,141
UBS AG (Occidental Petroleum Corp.),
13.80%, 11/08/23 ................ 10 615,508
UBS AG (Williams Cos., Inc. (The)),
17.60%, 11/10/23
(b)
............... 7 238,173
7,014,288
Passenger Airlines — 0.0%
JPMorgan Structured Products BV (Delta Air
Lines, Inc.), 16.50%, 12/04/23 ........ 14 434,658
Personal Care Products — 0.2%
JPMorgan Structured Products BV (Unilever
plc), 5.30%, 11/08/23 .............. GBP 43 2,019,026
SGA Societe Generale Acceptance NV
(Unilever plc), 13.78%, 12/21/23
(b)
..... USD 8 359,589
2,378,615
Pharmaceuticals — 0.4%
BMO Capital Markets Corp. (Eli Lilly & Co.),
26.63%, 12/14/23
(b)
............... —
(o)
169,433
BNP Paribas SA (Novo Nordisk A/S),
21.97%, 11/10/23
(b)
............... —
(o)
77,133
Citigroup, Inc. (Pfizer, Inc.), 21.59%, 01/31/24 22 671,922
Citigroup, Inc. (Zoetis, Inc.), 10.94%, 11/03/23 3 536,508
HSBC Bank plc (AstraZeneca plc),
18.64%, 11/09/23
(b)
............... GBP 2 212,216
Royal Bank of Canada (Bayer AG),
21.37%, 11/30/23
(b)
............... EUR 9 410,126
Royal Bank of Canada (Sanofi SA),
13.95%, 11/30/23
(b)
............... 7 596,956
Royal Bank of Canada (Zoetis, Inc.),
13.61%, 11/03/23
(b)
............... USD 8 1,328,572
4,002,866
Professional Services — 0.3%
(b)
Barclays Bank plc (Robert Half, Inc.),
12.29%, 11/24/23 ................ 1 89,207
BNP Paribas SA (SS&C Technologies Holdings,
Inc.), 13.08%, 01/05/24 ............. 13 673,350
Mizuho Markets Cayman LP (Leidos Holdings,
Inc.), 15.17%, 01/05/24 ............. 8 822,696
Nomura Holdings, Inc. (SS&C Technologies
Holdings, Inc.), 20.86%, 11/02/23 ...... 13 673,589

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 12.02%, 11/02/23 ...... USD 8 $ 822,716
3,081,558
Semiconductors & Semiconductor Equipment — 0.3%
Citigroup, Inc. (Intel Corp.), 19.24%, 01/26/24 30 1,096,226
Mizuho Markets Cayman LP (Intel Corp.),
27.72%, 12/07/23
(b)
............... 4 135,744
Nomura Holdings, Inc. (NVIDIA Corp.),
24.57%, 11/17/23 ................ 4 1,661,101
2,893,071
Software — 2.2%
Barclays Bank plc (Autodesk, Inc.),
12.96%, 11/22/23 ................ 3 577,446
Barclays Bank plc (Intuit, Inc.),
14.43%, 11/30/23 ................ 1 689,785
Barclays Bank plc (Synopsys, Inc.),
10.81%, 11/30/23 ................ 1 637,598
BNP Paribas SA (Palo Alto Networks, Inc.),
16.89%, 11/17/23
(b)
............... 2 404,157
Goldman Sachs International (Microsoft Corp.),
17.99%, 12/14/23
(b)
............... 1 403,961
Goldman Sachs International (Synopsys, Inc.),
15.67%, 11/30/23 ................ 4 1,864,768
JPMorgan Structured Products BV (Fortinet,
Inc.), 17.51%, 11/02/23 ............. 12 676,397
Mizuho Markets Cayman LP (Microsoft Corp.),
12.16%, 11/09/23 ................ 6 1,940,132
Nomura Holdings, Inc. (Autodesk, Inc.),
12.48%, 11/22/23 ................ 5 897,754
Nomura Holdings, Inc. (Intuit, Inc.),
13.40%, 11/30/23 ................ 3 1,381,090
UBS AG (Microsoft Corp.), 11.40%, 12/08/23 24 8,113,412
UBS AG (Roper Technologies, Inc.),
6.70%, 12/08/23 ................. 2 1,096,289
UBS AG (ServiceNow, Inc.), 16.90%, 01/25/24 8 4,411,956
23,094,745
Specialized REITs — 0.1%
UBS AG (Equinix, Inc.), 7.90%, 11/02/23 ... 1 620,873
Specialty Retail — 0.6%
BNP Paribas SA (Best Buy Co., Inc.),
15.35%, 11/22/23
(b)
............... 13 851,292
BNP Paribas SA (TJX Cos., Inc. (The)),
7.89%, 11/16/23
(b)
................ 6 492,954
Citigroup, Inc. (AutoNation, Inc.),
20.32%, 02/16/24 ................ 8 1,074,969
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.), 10.67%, 02/08/24 .... 2 1,884,146
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 10.05%, 11/15/23 ......... 21 1,859,597
6,162,958
Technology Hardware, Storage & Peripherals — 0.1%
Mizuho Markets Cayman LP (Apple, Inc.),
11.03%, 11/09/23 ................. 8 1,385,469
Nomura Holdings, Inc. (HP, Inc.),
18.85%, 11/10/23
(b)
............... 6 161,410
1,546,879
Textiles, Apparel & Luxury Goods — 0.1%
BNP Paribas SA (Ralph Lauren Corp.),
21.86%, 12/11/23
(b)
............... 1 146,965
Goldman Sachs International (Skechers USA,
Inc.), 16.91%, 02/02/24 ............. 12 542,932
689,897
Security
Par (000)
Par (000) Value
Tobacco — 0.2%
Citigroup, Inc. (Philip Morris International, Inc.),
9.07%, 12/06/23 ................. USD 17 $ 1,532,932
HSBC Bank plc (British American Tobacco plc),
12.80%, 11/30/23
(b)
............... GBP 22 665,226
2,198,158
Trading Companies & Distributors — 0.1%
BNP Paribas SA (MSC Industrial Direct Co.,
Inc.), 19.92%, 12/11/23
(b)
............ USD 1 96,057
JPMorgan Structured Products BV (United
Rentals, Inc.), 20.65%, 01/25/24 ...... 3 1,087,445
1,183,502
Wireless Telecommunication Services — 0.2%
HSBC Bank plc (Vodafone Group plc),
30.68%, 11/16/23
(b)
............... GBP 510 468,590
UBS AG (T-Mobile US, Inc.), 12.30%, 12/08/23 USD 10 1,376,424
1,845,014
Total Equity-Linked Notes — 20.3%
(Cost: $222,733,357) ............................. 218,035,134
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 316 291,398
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 55 50,826
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
 10/30/28 .. 93 93,300
Cobham Ultra SeniorCo SARL, Facility
Term Loan B, (6-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
9.36%
,
 08/03/29 ................. 47 45,950
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 346 341,310
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 148 146,275
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 02/01/28 ....... 230 225,150
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
 02/01/29 ...... 145 139,412
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.65%
,
 11/05/28 ................. 160 159,826
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.64%
,
 08/24/28 ..... 80 79,444
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.64%
,
 02/22/27 .. 160 159,892
1,732,783
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.69%
,
 04/10/28 .. 55 54,920
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 05/06/30 ................. 232 231,420

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 10.48% - 10.49%
,
 11/17/28 USD 113 $ 93,808
380,148
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%
,
 12/14/27
(a)
. 170 169,509
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
 01/24/29 ....... 479 438,895
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.01%
Cap + 6.00%), 11.49%
,
 01/24/30 ...... 171 136,556
575,451
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco
LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
 11/24/28 ................. 148 146,145
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.75%), 12.19% - 13.67%
,
 06/30/27 272 254,935
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.94%
,
 02/12/27 ..... 367 345,928
Pug LLC, Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.25%), 9.69%
,
 02/12/27
(e)
.......... 33 31,322
Sally Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 2.25%), 7.57%
,
 02/28/30 .. 63 62,613
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.40%
,
 12/21/27 ....... 79 63,472
904,415
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.75%),
9.07%
,
 05/13/29 ................. 40 39,937
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.25%), 8.68%
,
 04/12/28 43 40,551
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
 11/23/27 ................ 130 120,758
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%
,
 10/02/28 .. 57 54,906
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.92%
,
 04/28/29 ....... 120 119,162
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.69%
,
 07/28/28 ..... 91 91,099
Wilsonart LLC, Term Loan E, (3-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.25%), 8.74%
,
 12/31/26 ........... 274 271,174
737,587
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(a)
Aretec Group, Inc., Term Loan B-1, (1-mo.
CME Term SOFR + 4.50%), 0.00% -
9.92%
,
 08/09/30 ................. USD 56 $ 54,404
Ascensus Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.50%),
8.94%
,
 08/02/28 ................. 206 202,031
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
 08/02/29 ................ 81 76,799
Axalta Coating Systems Dutch Holding B BV,
Term Loan B5, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 2.50%),
7.89%
,
 12/20/29 ................. 148 147,604
Azalea TopCo, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.50%),
9.18%, 07/24/26 ............... 134 126,936
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.43%, 07/24/26 70 67,098
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/26 122 121,893
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/27 70 70,166
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.82%
,
 06/30/28 .. 159 157,283
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.82%
,
 06/30/28 .. 88 87,707
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.24%
,
 04/01/28 ................ 65 63,049
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.75%), 10.12% -
10.17%
,
 08/11/28 ................ 24 23,985
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 08/17/28 ................. 146 144,713
1,343,668
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 09/30/28 .......... 158 152,231
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.42%
,
 11/24/27 ................. 68 66,579
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
 08/27/26 ................ 120 112,574
Chemours Co., (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.82%
,
 08/18/28
(e)
...... 122 118,340
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 12/29/27 .. 46 36,222
Derby Buyer LLC, Term Loan, 11/01/30
(e)(p)
.. 140 139,098

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
 10/04/29 ................. USD 93 $ 86,181
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.98%
,
 06/09/28 .. 143 141,741
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 225 224,885
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.57%
,
 02/15/30 .......... 32 31,874
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
 07/03/28 .. 128 107,985
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 53 51,625
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%, 10/15/28 170 165,700
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 10/15/28 37 36,146
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.94%
,
 06/30/27 ................. 32 31,555
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.15%
,
 03/02/26 ................. 134 133,484
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 189 179,477
Nouryon Finance BV, Term Loan, (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
 04/03/28 .. 94 91,567
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 105 103,793
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
9.01%
,
 10/14/24 ................. 170 165,385
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 1.00% Floor
and 0.75% Cap + 4.00%), 9.44%
,
 03/16/27 45 44,238
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 08/02/28 .. 151 149,750
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 87 85,610
2,456,040
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(e)(p)
.. 9 8,954
Action Environmental Group, Inc., (The), Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 0.00%), 9.83%
,
 10/24/30
(e)
..... 61 60,693
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%, 05/12/28 310 294,006
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%, 05/12/28 42 40,661
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 9.33%
,
 02/15/29 ........... USD 108 $ 105,749
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.94%
,
 04/06/28 ................. 81 80,560
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.94%
,
 06/22/30 ................. 107 106,759
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 205 204,853
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR + 2.00%), 7.44%
,
 10/08/28 .. 88 87,886
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 161 158,408
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 12 11,725
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.91%
,
 05/31/27 ....... 72 72,080
LABL, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.42%
,
 10/29/28 ........... 90 84,307
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
 10/20/25 ................. 139 125,308
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.25%), 9.69% -
9.89%
,
 12/15/28 ................. 119 89,880
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR +
2.50%), 7.83%
,
 10/13/30 ........... 86 85,785
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.07%
,
 08/31/28 ....... 522 521,623
TruGreen LP, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.00%), 9.42%
,
 11/02/27 .......... 188 175,736
Viad Corp., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.44%
,
 07/30/28
(e)
.......... 105 103,332
2,418,305
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan
(1-mo. CME Term SOFR + 2.50%), 7.84% -
10.00%, 01/18/30 .............. 17 16,630
(1-mo. CME Term SOFR + 2.00%),
7.43%, 10/24/30 ............... 137 136,885
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%, 03/02/29 114 104,687
 05/30/30
(p)
..................... 85 78,466
336,668

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
 08/01/30 . USD 361 $ 347,463
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 12/16/27 ....... 25 24,629
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.44%
,
 01/21/28 ..... 119 118,446
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.94%
,
 05/12/28 .. 145 140,043
630,581
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 176 175,316
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.32%
,
 03/08/29 ...... 113 90,851
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.50%), 9.99%
,
 04/29/29 ....... 132 128,534
Quikrete Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
 03/19/29 ................. 55 54,798
Smyrna Ready Mix Concrete LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%
,
 04/02/29
(e)
. 60 60,000
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.95%
,
 09/22/28 .. 114 114,255
623,754
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
7.44%, 09/13/26 ............... 121 120,789
(1-mo. CME Term SOFR + 2.50%),
7.94%, 11/22/28 ............... 115 114,959
235,748
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.75%),
9.19%
,
 12/01/27 ................. 393 382,671
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 98 95,294
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
 02/05/26 ................. 44 43,897
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 07/31/26 ................. 35 34,319
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.65%
,
 09/15/28 .. 136 134,413
690,594
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.39%
,
 10/28/27
(a)
...... 158 149,492
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. USD 89 $ 83,036
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 84 70,948
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.25%),
7.69%
,
 11/24/28 ................. 114 113,019
Kuehg Corp., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 1.50% Cap +
5.00%), 10.39%
,
 06/12/30 ........... 135 134,785
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.50%),
10.16%
,
 01/15/27 ................ 277 267,585
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.50%), 9.91%
,
 09/29/30 .. 174 171,227
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 5.00%), 10.44%
,
 09/01/25 ......... 194 163,334
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 242 240,918
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.00%), 9.44%
,
 01/08/27 .. 124 121,892
1,366,744
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(a)
................ 81 80,495
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.41%, 07/15/25 ............... 46 45,240
(3-mo. LIBOR USD + 2.75%),
8.41%, 01/31/26 ............... 97 95,268
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
 08/15/28 . 158 140,219
Connect Finco SARL, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.50%), 8.82%
,
 12/11/26 .......... 603 587,423
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.50%), 8.94%
,
 10/02/27 87 78,330
Iridium Satellite LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.82%
,
 09/20/30 ................. 304 303,488
Level 3 Financing, Inc., Term Loan B, (1-mo.
CME Term SOFR + 1.75%), 03/01/27
(p)
.. 138 128,951
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.69%
,
 03/15/27 ................. 192 144,058
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.25%), 9.69% - 9.93%
,
 09/01/28 . 107 98,111
Radiate Holdco LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.69%
,
 09/25/26 .......... 308 254,274

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.70%
,
 01/31/29 ................. USD 83 $ 81,275
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
 03/09/27 ................. 458 385,246
2,341,883
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.40%
,
 06/23/28
(a)
145 142,813
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.75%), 8.19%
,
 07/02/29
(a)
......... 107 107,084
Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
 10/05/28
(a)
................ 264 263,593
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.45%
,
 04/22/26 ................. 221 180,043
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.74%
,
 05/24/29 .. 17 16,996
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
 03/08/30 .. 94 93,223
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.45%
,
 07/21/28 ....... 179 177,143
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. 264 262,473
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 2.25%),
7.57%
,
 01/15/30 ................. 185 184,826
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 10/19/26 ................. 396 394,165
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
 03/13/28 ................. 172 166,282
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.14%
,
 01/23/25 ................. 127 126,595
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.40%
,
 04/29/26 .. 83 82,779
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
 05/18/25 ..... 290 289,280
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 300 299,489
2,273,294
Security
Par (000)
Par (000) Value
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
8.92%
,
 12/21/28 ................. USD 125 $ 125,072
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.90%
,
 10/30/26 .. 150 150,251
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.25%
,
 04/18/29 ....... 47 46,912
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.43%), 8.07%
,
 04/13/28 .......... 112 112,096
Cogeco Communications Finance (USA) LP,
Term Loan, (1-mo. LIBOR USD + 2.50%),
7.94%
,
 09/01/28 ................. 165 161,495
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
 04/09/27 ................. 536 516,953
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
 04/07/28 ................ 170 159,482
GIP Pilot Acquisition Partners LP, Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.39%
,
 10/04/30 ................. 32 31,920
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(p)
..................... 153 151,788
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor and 0.01%
Cap + 3.75%), 9.17%
,
 12/17/27 ....... 59 56,262
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 139 138,179
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.39%
,
 12/11/26 ...... 244 241,438
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.89%
,
 05/29/26
(e)
............... 156 79,323
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 3.00%),
8.45%
,
 01/31/29 ................. 54 52,923
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.69%
,
 03/31/28 ..... 84 84,169
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
 10/19/27 .. 143 141,401
2,249,664
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.19%
,
 10/01/25 ........... 193 181,579
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
 10/10/26 .. 31 30,172
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.94%
,
 10/25/27 ........... 426 424,566
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 414 411,815
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 69 58,381

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Hostess Brands LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 2.50%),
7.89%
,
 06/30/30 ................. USD 117 $ 117,223
Nomad Foods Ltd., Facility Term Loan B4,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.00%), 8.47%
,
 11/13/29 .. 110 109,495
Sovos Brands Intermediate, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.50%),
9.14%
,
 06/08/28 ................. 237 236,876
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.90%
,
 03/31/28 .. 125 118,407
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 0.00%), 0.00% -
8.64%
,
 01/20/28 ................. 304 303,172
1,991,686
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.19%
,
 04/06/28 ................ 70 69,679
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 08/06/27 ................. 82 81,588
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.49%
,
 12/30/26 ................. 131 130,898
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 5.50%), 10.94% -
11.18%
,
 08/04/25 ................ 59 52,750
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.16%
,
 03/03/30 ................. 236 236,071
570,986
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 219 209,740
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/29/28 ............... 103 98,880
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
 11/03/28 ....... 234 226,735
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.15%
,
 03/05/26 ................ 94 87,508
Insulet Corp., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 05/04/28 ........... 86 85,879
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.69%
,
 10/23/28 .......... 473 469,701
1,178,443
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.69%, 09/29/28 131 129,292
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%, 09/29/28 31 30,690
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.93%
,
 11/08/27 .. USD 132 $ 131,494
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
 11/01/28 ....... 209 206,788
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 0.00%), 0.00%
,
 03/31/27 ....... 185 31,659
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.39%, 02/18/27 ............... 132 71,222
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.39%, 11/15/28 48 25,794
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 6.75%), 12.39%
,
 11/15/29 . 62 24,644
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.69%
,
 08/31/26 ................. 57 53,357
Medical Solutions Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.77%
,
 11/01/28 ................. 90 83,371
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 7.00%),
12.52%
,
 11/01/29 ................ 87 76,560
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.19%
,
 10/27/28 .. 69 68,626
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.92%
,
 02/14/25 .. 6 5,822
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.20%
,
 08/31/26 .. 75 74,495
Vizient, Inc., Term Loan B7, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.68%
,
 05/16/29 ........... 45 45,369
1,059,183
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.58%
,
 02/15/29 ....... 307 296,610
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
 10/01/27 311 296,358
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.44%
,
 06/02/28 ....... 480 452,808
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
 08/27/25 ................. 230 229,165
1,274,941
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 09/23/30 ................. 266 263,212
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.19%
,
 02/02/26 ................. 165 157,696

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. USD 19 $ 18,941
Bally's Corp., Facility Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.93%
,
 10/02/28 .......... 98 90,357
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%
,
 02/06/30 .. 113 112,809
Carnival Corp., Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.00%), 8.34%
,
 08/09/27 ........... 95 92,986
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 141 141,049
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (6-mo. LIBOR USD at 1.00% Floor and
1.00% Cap + 3.00%), 8.73%
,
 03/08/24 .. 373 358,769
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29 .. 452 441,558
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.90%
,
 07/21/26 ................. 180 179,730
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.90%
,
 07/22/28 ....... 115 115,157
Four Seasons Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.50%),
7.92%
,
 11/30/29 ................. 158 157,487
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 06/22/26 ................. 134 133,793
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.00%), 8.42%
,
 12/15/27 .......... 212 209,417
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.00%), 8.44% -
8.43%
,
 04/14/29 ................. 125 124,802
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
 03/09/28 ................. 127 72,002
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.17%
,
 05/03/29 .. 186 185,847
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.58%
,
 01/05/29 ....... 75 75,125
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 3.00%), 8.44%
,
 08/25/28 54 54,322
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor and
0.25% Cap + 2.25%), 7.67%
,
 02/08/27 .. 170 168,507
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.00%), 8.44%
,
 08/03/28 .......... 223 220,580
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 05/24/30 ................. 24 24,382
3,398,528
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.90%
,
 05/17/28 ....... USD 139 $ 109,909
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
 02/26/29 .. 259 244,408
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.44%
,
 10/06/28 .. 245 199,549
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.69%
,
 10/30/27 .. 291 253,573
807,439
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 07/31/30 ................. 122 120,887
Calpine Corp., Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.44%
,
 08/12/26 ..... 53 52,719
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 2.50%), 8.18%
,
 12/15/27 .. 146 145,037
318,643
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B,
(1-mo. CME Term SOFR + 3.00%),
8.32%
,
 05/31/30 ................. 90 89,760
JFL-Tiger Acquisition Co., Inc. Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.40%
,
 10/17/30 ........... 54 53,224
Minimax Viking GmbH, Term Loan, 07/31/28
(p)
21 20,948
163,932
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%
,
 11/05/27 .. 348 346,221
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
 11/05/27 313 312,162
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.25%), 7.69%, 02/19/28 219 216,521
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.19%, 02/19/28 48 47,450
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%, 02/12/27 321 318,159
 02/12/27
(p)
..................... 6 5,967
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.95%
,
 10/14/27 .. 48 47,279
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37%, 11/10/29 64 64,349
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.66%, 06/20/30 430 430,145
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 116 115,710

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 09/01/27 ................. USD 226 $ 225,271
USI, Inc., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%, 11/22/29 224 223,469
 09/27/30
(p)
..................... 62 61,612
(3-mo. CME Term SOFR + 3.25%),
8.64%, 09/27/30 ............... 71 70,712
2,485,027
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 2.75%), 8.32%
,
 06/26/28 ....... 79 79,305
Camelot U.S. Acquisition LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 3.00%), 8.44%, 10/30/26 346 345,063
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. 82 82,292
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 4.50%), 9.94%
,
 01/29/26 .......... 92 91,704
598,364
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
 01/31/28 ................ 120 103,928
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
 01/20/29 ................ 47 40,017
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 145 137,905
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.69%
,
 12/23/26 ..... 147 141,598
Central Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.41%
,
 07/06/29 ................. 304 302,127
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 140 139,872
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.44%
,
 08/10/27 ................. 169 169,145
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 371 369,215
Venga Finance SARL, Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.75%), 10.43%
,
 06/28/29 ......... 81 80,051
1,483,858
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.44%
,
 12/01/28 .. 58 55,639
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.26%
,
 05/25/27 ...... 68 68,223
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. 102 101,842
225,704
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.67%
,
 11/08/27 ....... USD 106 $ 106,210
Curia Global, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17% - 9.23%
,
 08/30/26 ........... 25 19,806
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 4.50%),
9.94%
,
 02/04/27 ................. 104 100,721
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.07%
,
 07/01/30 ....... 43 42,839
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.90%, 07/03/28 240 240,074
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.40%
,
 10/19/27 219 211,978
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.69%
,
 11/15/28 .. 292 288,496
Star Parent, Inc., Term Loan, (3-mo. CME Term
SOFR + 4.00%), 9.39%
,
 09/27/30 ..... 83 78,985
1,089,109
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.92%
,
 08/17/26 ...... 176 175,483
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.42%
,
 09/03/30 .. 48 47,360
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.99%
,
 04/20/29 ....... 44 44,013
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.42%
,
 05/14/28 ....... 38 37,699
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%, 10/21/28 172 170,048
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.69%, 10/21/28 123 123,399
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 163 162,797
Gates Global LLC, Term Loan B3, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 2.50%), 7.92%
,
 03/31/27 .......... 262 261,770
Generac Power Systems, Inc., Term Loan, (1-
mo. CME Term SOFR + 1.75%), 12/13/26
(p)
38 37,889
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 291 285,868
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
 11/22/29 .......... 208 207,301
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... 56 56,348
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.70%
,
 06/21/28 ........... 211 202,929

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
SPX Flow, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 04/05/29 ........... USD 199 $ 197,119
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 9.38%
,
 07/30/27 328 325,197
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 230 229,702
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.44%
,
 10/04/28 .......... 17 17,439
2,582,361
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.67%
,
 03/03/25 ........... 126 117,632
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 105 104,373
Charter Communications Operating LLC, Term
Loan B1, (1-mo. CME Term SOFR + 1.75%),
7.07% - 7.13%
,
 04/30/25 ........... 122 121,689
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
9.15% - 9.14%
,
 08/21/26 ........... 203 194,678
CSC Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 2.50%), 7.95%
,
 04/15/27 ...... 163 146,443
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.44%
,
 08/02/27 ...... 201 194,875
ECL Entertainment LLC, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.14%
,
 09/03/30 . 52 51,827
Learfield Communications LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
2.00% Floor and 2.00% Cap + 5.50%),
10.82%
,
 06/30/28 ................ 77 73,232
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.17%
,
 04/21/29 ................. 76 51,658
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.38%
,
 05/11/29
(e)
...... 127 126,386
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.95%
,
 04/30/28 ................. 111 108,517
1,291,310
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.18%
,
 12/21/28 .. 329 323,386
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.92%
,
 09/19/29 .. 36 35,379
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 10/18/28 .. 232 232,401
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 1.75%), 7.18%
,
 01/31/28 ....... 44 44,488
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy Inc., Term Loan,
10.39%
,
 10/30/28
(e)
............... USD 180 $ 165,600
801,254
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.43%
,
 04/20/28 ...... 184 186,548
Air Canada, Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
 08/11/28 ............ 206 205,291
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 207 201,893
(3-mo. CME Term SOFR + 2.75%),
8.54%, 02/15/28 ............... 200 197,405
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... 216 222,309
United AirLines, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.19%
,
 04/21/28 .......... 173 172,445
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.00%), 8.42%
,
 12/11/26 .......... 128 123,497
1,309,388
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.24%
,
 10/01/26
(a)
......... 657 655,589
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.94%
,
 05/04/25 ................. 126 123,215
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 81 80,620
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.69%
,
 02/01/27
(e)
..... 153 115,224
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.00%), 7.45%
,
 02/22/28 .. 199 194,602
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 08/01/27 ................. 220 214,258
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.94%
,
 05/05/28 ....... 209 209,046
Organon & Co., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.45%
,
 06/02/28 ........... 137 136,226
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.67%
,
 04/20/29 .......... 89 88,664
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.00%), 8.49%
,
 11/18/27 .. 122 120,040
1,281,895

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.75%), 8.19%
,
 02/04/28 ........... USD 174 $ 173,614
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.57%
,
 08/30/30 ..... 44 44,077
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.94%
,
 06/02/28 ....... 425 386,203
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.18%
,
 02/06/26 ................. 507 506,052
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.33%
,
 01/18/29 ................. 135 134,560
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.25%),
9.74%
,
 06/22/29 ................. 61 58,641
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.25%), 9.74%
,
 06/22/29 .......... 133 128,661
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 173 172,764
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.13%
,
 04/29/29 . 192 177,902
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 145 144,751
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.69%
,
 12/01/28 .......... 161 160,300
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... 207 205,018
2,292,543
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.19%, 08/21/25 ............... 18 17,637
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 01/31/30
(e)
120 114,686
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 01/31/30
(e)
........ 111 106,283
238,606
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 08/17/29 ................. 175 173,859
Synaptics, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.91%
,
 12/02/28 ........... 67 66,721
240,580
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
 09/18/26 .. 65 65,459
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 6.75%), 12.14%
,
 09/17/27 . 32 32,094
Security
Par (000)
Par (000) Value
Software (continued)
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.88%
,
 08/15/29 .. USD 95 $ 90,082
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.19%
,
 10/02/25 .. 110 109,393
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.69%
,
 09/21/28 .. 200 198,938
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 559 530,066
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
 10/08/28 ....... 57 54,310
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
 10/08/29 ...... 122 109,139
Cornerstone OnDemand, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.75%),
9.19%
,
 10/16/28 ................. 61 57,121
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.25%), 12.57%
,
 12/01/28 ...... 38 37,430
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.25%), 8.69%
,
 07/30/27 ....... 57 56,815
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.42%
,
 09/12/29 .......... 136 134,893
Genesys Cloud Services Holdings I LLC,
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.44%
,
 12/01/27 ................. 259 259,052
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.74%
,
 07/18/30 ................. 107 105,957
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
 10/27/28 ..... 271 270,226
Instructure Holdings, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.68%
,
 10/30/28 ....... 83 83,113
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 5.00%), 10.64%
,
 07/27/28 . 160 112,175
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.89%
,
 07/27/29 . 349 150,077
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 03/01/29 .......... 241 230,234
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
 05/03/28 ....... 603 575,208
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 208 179,762
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.69%
,
 08/31/28 ....... 401 393,613
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
 04/24/28 ....... 477 465,908

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.25%),
8.63%
,
 08/01/27 ................. USD 181 $ 180,511
Sophia LP, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.92%
,
 10/07/27 .......... 226 222,477
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 04/16/25 ................. 24 24,001
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 04/16/25 ................. 23 23,441
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/04/26 43 42,776
(3-mo. CME Term SOFR + 3.75%),
9.23%, 05/04/26 ............... 122 121,476
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
 05/03/27 ......... 145 144,480
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.18%
,
 07/20/28 .. 32 31,416
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30
(e)
................ 28 27,839
5,119,482
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(3-mo. CME Term SOFR + 4.00%),
9.16%, 02/07/25 ............... 23 22,895
(1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 4.25%), 9.41% -
9.68%, 03/31/26 ............... 102 101,498
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.00%),
9.44%
,
 05/04/28 ................. 235 230,850
PetSmart LLC, Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.75%), 9.17%
,
 02/11/28 ............ 230 227,114
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 134 134,215
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.94%, 10/20/28 46 42,828
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 10/20/28 56 52,813
RVR Dealership Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.18%
,
 02/08/28 .. 21 17,833
830,046
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 07/23/26
(a)
............... 44 27,430
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.42% - 8.54%
,
 02/20/29 ...... USD 80 $ 79,717
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(e)
......... 41 40,190
119,907
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(1-mo. CME Term SOFR + 2.25%),
7.69%
,
 05/19/28 ................. 55 54,391
Core & Main LP, Term Loan B, (1-mo.
CME Term SOFR + 2.50%), 7.93% -
8.06%
,
 07/27/28 ................. 348 346,774
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%, 06/02/28 74 71,948
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%, 06/02/28 312 304,420
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 7.50%), 13.17%
,
 05/30/24
(e)
..... 68 67,450
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 3.50%), 9.17%
,
 08/28/24
(e)
...... 207 130,301
975,284
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.19%, 09/22/28 121 118,587
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%, 09/22/28 84 83,271
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 6.25%), 11.67%
,
 12/15/26
(e)
........ 105 103,819
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.64%
,
 03/17/30 ................. 60 57,397
363,074
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 102 92,991
Digicel International Work Fee, Term Loan,
01/01/38
(p)
..................... 4 4,030
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 04/30/28 .. 87 86,757
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.18%
,
 04/11/25 .. 163 162,573
346,351
Total Floating Rate Loan Interests — 5.3%
(Cost: $58,742,092) .............................. 57,331,256

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.0%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
USD 105 $ 100,141
Empresa Nacional del Petroleo, 6.15%
,
05/10/33
(b)
..................... 225 208,597
308,738
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. 152 146,346
8.88%, 01/13/33 ................. 458 437,848
584,194
France — 0.1%
Electricite de France SA
(a)(c)(j)
(12-Year EUR Swap Annual + 3.79%),
5.38% ...................... EUR 200 206,602
(5-Year EUR Swap Annual + 3.97%), 3.38% 400 324,837
531,439
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
.. USD 392 347,159
Ireland — 0.0%
AIB Group plc
(a)(c)
(5-Year EUR Swap Annual + 6.63%),
6.25%
(j)
..................... EUR 200 200,954
(5-Year EUR Swap Annual + 2.15%),
1.88%, 11/19/29 ............... 100 100,918
301,872
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(c)
3.63%, 09/24/24 ................. 100 102,929
(3-mo. EURIBOR + 3.21%), 6.75%,
03/02/26
(a)
................... 150 157,723
260,652
Mexico — 0.2%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(c)
..................... USD 458 454,615
Petroleos Mexicanos
3.75%, 02/21/24
(c)
................ EUR 105 109,653
4.25%, 01/15/25 ................. USD 30 28,575
6.50%, 03/13/27 ................. 239 209,917
8.75%, 06/02/29 ................. 464 407,810
5.95%, 01/28/31 ................. 519 367,452
6.70%, 02/16/32 ................. 237 173,010
1,751,032
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
............ 217 138,880
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 200 133,556
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(c)
..................... 461 446,723
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%
,
10/31/28
(b)
..................... 200 202,250
Total Foreign Agency Obligations — 0.5%
(Cost: $5,537,379) .............................. 5,006,495
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
5.45%, 09/16/32 ................. USD 267 $ 224,614
7.50%, 09/20/47 ................. 259 216,265
440,879
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 468 361,530
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 ................. 511 489,436
3.88%, 03/22/26 ................. EUR 134 136,300
3.13%, 04/15/31 ................. USD 1,053 775,534
8.00%, 04/20/33 ................. 518 504,273
1,905,543
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
.. 230 218,615
Dominican Republic — 0.2%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 487 467,963
4.50%, 01/30/30
(c)
................ 200 169,100
4.50%, 01/30/30
(b)
................ 383 323,826
7.05%, 02/03/31
(b)
................ 165 158,070
4.88%, 09/23/32
(b)
................ 683 552,206
1,671,165
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(b)
.. 200 98,500
Guatemala — 0.1%
Republic of Guatemala
7.05%, 10/04/32
(b)
................ 380 370,500
3.70%, 10/07/33
(c)
................ 408 299,880
6.60%, 06/13/36
(b)
................ 225 207,900
4.65%, 10/07/41
(b)
................ 521 359,490
1,237,770
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 88 87,728
5.25%, 06/16/29
(b)
................ 555 522,649
610,377
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 240 229,519
Republic of Indonesia
4.10%, 04/24/28 ................. 230 215,604
6.75%, 01/15/44
(c)
................ 387 403,711
848,834
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ................. 606 562,065
5.88%, 10/17/31 ................. EUR 155 132,229
694,294
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
..................... USD 200 185,848
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 218 200,996
2.66%, 05/24/31 ................. 530 412,605
8.30%, 08/15/31 ................. 35 39,305

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
6.35%, 02/09/35 ................. USD 200 $ 190,600
843,506
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 256 218,880
5.95%, 03/08/28
(b)
................ 239 233,921
452,801
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 280 244,650
7.63%, 11/28/47
(c)
................ 213 143,243
387,893
Oman — 0.1%
(c)
Oman Government Bond
6.50%, 03/08/47 ................. 427 370,423
6.75%, 01/17/48 ................. 554 493,752
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 240 237,000
1,101,175
Panama — 0.1%
Republic of Panama
6.40%, 02/14/35 ................. 511 464,499
6.85%, 03/28/54 ................. 525 447,825
912,324
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 665 532,665
1.86%, 12/01/32 ................. 406 285,621
818,286
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 219 202,547
4.25%, 02/14/43
(c)
................ EUR 147 145,155
5.50%, 04/04/53 ................. USD 335 294,287
641,989
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 130 125,577
2.88%, 03/11/29
(c)
................ EUR 450 418,298
2.50%, 02/08/30
(c)
................ 473 412,347
2.12%, 07/16/31
(c)
................ 590 459,519
1,415,741
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
................ USD 315 294,525
5.00%, 01/18/53
(b)
................ 489 386,921
681,446
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
.... 272 215,220
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 370 314,038
5.88%, 04/20/32 ................. 200 168,750
5.00%, 10/12/46 ................. 602 364,210
846,998
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(b)
..................... 210 202,440
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Ukraine Government Bond
(d)(n)
7.75%, 09/01/25
(c)
................ USD 340 $ 103,700
8.99%, 02/01/26
(c)
................ 352 106,810
7.75%, 09/01/26
(c)
................ 45 12,819
7.75%, 09/01/27
(c)
................ 235 66,740
7.25%, 03/15/35
(b)
................ 526 132,289
422,358
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 415 414,257
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond,
7.85%
,
10/12/28
(b)
................ 200 199,000
Total Foreign Government Obligations — 1.7%
(Cost: $20,881,543) .............................. 17,828,789
Shares
Shares
Investment Companies
(q)
BlackRock Allocation Target Shares - BATS
Series A ....................... 550,554 5,037,569
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 1,170,382 11,177,147
iShares Core Dividend Growth ETF ...... 1,103,174 53,206,082
iShares Core S&P 500 ETF ............ 51,471 21,614,732
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
........................ 521,677 37,858,100
Total Investment Companies — 12.0%
(Cost: $135,446,494) ............................. 128,893,630
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.53%, 11/25/46 63 46,518
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.82%, 07/25/46 ............... 132 108,629
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.72%, 04/25/47 ............... 162 138,194
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ........ 28 20,286
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(a)(b)(k)
.. 1,497 1,356,941
1,670,568
Commercial Mortgage-Backed Securities — 2.9%
(a)
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.75%, 09/15/34
(b)
485 410,009
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.61%, 04/15/35
(b)
..... 540 520,206
BAMLL Commercial Mortgage Securities
Trust, Series 2018-DSNY, Class D, (1-mo.
CME Term SOFR at 1.95% Floor + 2.00%),
7.33%, 09/15/34
(b)
................ 1,058 1,040,403

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(b)
.......... USD 200 $ 128,981
Benchmark Mortgage Trust, Series 2018-B5,
Class D, 3.10%, 07/15/51
(b)
.......... 550 336,172
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.15%, 10/15/35
(b)
................ 946 317,856
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.05%, 09/15/38
(b)
................ 325 299,942
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.30% Floor + 2.41%), 7.75%,
10/15/36 .................... 1,063 1,040,548
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.65% Floor + 2.76%), 8.10%,
10/15/36 .................... 1,321 1,288,804
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.36%, 02/15/33 ............... 973 948,335
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.60%, 02/15/33 ............... 571 560,290
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.70%, 02/15/33 ............... 460 450,494
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.25%, 06/15/38 ............... 668 631,325
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38 ............... 842 795,553
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 .................... 798 750,600
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27 ............... 480 479,399
BX Trust
(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36 ............... 555 504,077
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ............... 133 122,998
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ............... 395 364,809
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 01/15/34 ............... 261 248,766
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 01/15/34 ............... 406 386,813
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.05%, 06/15/36 ............... 536 482,707
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.40%, 08/15/43 ............... 1,200 1,200,750
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ............... 1,500 1,501,408
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)
..................... 281 157,701
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
08/15/36
(b)
..................... USD 600 $ 598,085
CSMC Trust
(b)
Series 2020-FACT, Class E, (1-mo. CME
Term SOFR at 4.86% Floor + 4.98%),
10.56%, 10/15/37 .............. 239 214,544
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 125 101,096
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.95%, 11/15/38 ............... 97 93,720
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.48%, 09/09/24 ............... 1,000 1,006,182
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.63%, 05/15/35
(b)
..... 402 388,163
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(b)
.......... 220 153,568
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 8.57%, 11/15/38
(b)
265 245,004
Extended Stay America Trust
(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 07/15/38 ............... 673 660,846
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.30%, 07/15/38 ............... 493 481,508
Series 2021-ESH, Class F, (1-mo. CME
Term SOFR at 3.70% Floor + 3.81%),
9.15%, 07/15/38 ............... 214 207,661
GS Mortgage Securities Corp. II, Series 2023-
SHIP, Class E, 7.43%, 09/10/38
(b)
...... 1,400 1,347,748
GS Mortgage Securities Corp. Trust, Series
2022-AGSS, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.69%), 8.03%,
11/15/27
(b)
..................... 720 717,465
HONO Mortgage Trust
(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.80%, 10/15/36 ............... 174 158,357
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.85%, 10/15/36 ............... 157 141,906
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.58%, 10/15/39
(b)
1,340 1,333,346
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38 .................... 1,000 852,073
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.87%,
04/15/37 .................... 752 622,008
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 126,250
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.80%, 03/15/38
(b)
.......... 605 574,380
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(b)
.............. 151 105,935

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Med Trust
(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.45%, 11/15/38 ............... USD 995 $ 937,870
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.70%, 11/15/38 .............. 1,227 1,152,007
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.55%, 12/15/34
(b)
................ 287 267,239
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.40%, 07/15/38
(b)
138 130,115
Morgan Stanley Capital I Trust
Series 2018-H3, Class C, 4.85%, 07/15/51
(e)
320 256,736
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 139,642
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.19%, 07/15/35
(b)
.............. 340 325,486
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.63%, 03/15/39
(b)
317 292,401
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.80%, 07/15/38
(b)
100 76,269
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.52%, 05/15/37
(b)
................ 750 738,515
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS5, Class B, 4.94%,
01/15/59 ...................... 250 222,406
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(b)
..................... 1,113 1,111,601
30,749,078
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/23 ...................... 61,975 1,816
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.31%,
10/15/48 ...................... 4,650 104,653
106,469
Total Non-Agency Mortgage-Backed Securities — 3.0%
(Cost: $34,820,589) .............................. 32,526,115
Preferred Securities
Capital Trusts — 1.5%
Banks — 0.2%
(a)(j)
PNC Financial Services Group, Inc. (The),
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ........................ 1,750 1,259,198
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 1,205 845,952
2,105,150
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(a)(j)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . USD 1,575 $ 1,354,900
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 1,575 1,250,032
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 1,730 1,180,583
3,785,515
Consumer Finance — 0.5%
(a)(j)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 2,800 1,817,476
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................. 1,315 1,032,275
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 1,250 869,975
Discover Financial Services, Series C, (3-mo.
CME Term SOFR + 3.34%), 5.50% ..... 1,500 1,000,343
4,720,069
Electric Utilities — 0.2%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(j)
......... 2,375 2,128,408
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(j)
..................... 121 110,110
Insurance — 0.1%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(j)
................ 825 750,089
Multi-Utilities — 0.0%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(j)
......... 790 642,784
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(j)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 98 88,756
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 2,000 1,660,856
1,749,612
Total Capital Trusts — 1.5%
(Cost: $20,756,643) .............................. 15,991,737
Shares
Shares
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 287,289 798,887
Consumer Finance — 0.0%
SLM Corp. (Preference), Series B, (3-mo.
LIBOR USD + 1.70%), 7.37%
(a)(j)
...... 11,500 758,885

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 54,152 $ 2,162,004
Total Preferred Stocks — 0.3%
(Cost: $3,280,481) .............................. 3,719,776
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (3-mo. CME Term SOFR
at 14.50% Cap + 1.81%), 7.21%, 12/21/65
(a)
(b)
........................... 896,000 659,291
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.46%, 12/21/65
(a)(b)
............... 397,000 295,208
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) .............................. 954,499
Total Preferred Securities — 1.9%
(Cost: $25,294,922) .............................. 20,666,012
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (1-mo. LIBOR USD + 0.00%),
3.66%, 04/25/28
(a)(b)
............... USD 334 273,325
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $325,849) ................................ 273,325
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(e)
........................... 549 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 119 $ 2,123
Total Warrants — 0.0%
(Cost: $—) .................................... 2,123
Total Long-Term Investments — 95.9%
(Cost: $1,081,807,999) ........................... 1,030,301,800
Short-Term Securities
Money Market Funds — 19.5%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.24% ................... 170,593,898 170,593,898
SL Liquidity Series, LLC, Money Market Series,
5.53%
(s)
....................... 38,262,097 38,277,401
Total Money Market Funds — 19.5%
(Cost: $208,865,262) ............................. 208,871,299
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34%, 11/14/23
(t)
..... USD 186 185,645
Total U.S. Treasury Obligations — 0.0%
(Cost: $185,647) ................................ 185,645
Total Short-Term Securities — 19.5%
(Cost: $209,050,909) ............................. 209,056,944
Total Options Purchased — 0.0%
( Cost: $4,042 ) ................................. 8,329
Total Investments — 115.4%
(Cost: $1,290,862,950 ) ........................... 1,239,367,073
Liabilities in Excess of Other Assets — (15.4)% ........... (165,074,219)
Net Assets — 100.0% ..............................
$ 1,074,292,854
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $41,268, representing less than 0.05% of its net assets as of period end, and an original cost of $13,651.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(t)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class .. $ 118,668,905 $ 51,924,993
(a)
$ — $ — $ — $ 170,593,898 170,593,898 $ 610,015 $ —
SL Liquidity Series, LLC, Money
Market Series .......... 40,024,885 — (1,754,383)
(a)
3,193 3,706 38,277,401 38,262,097 195,265
(b)
—
BlackRock Allocation Target
Shares - BATS Series A ... 27,691,088 — (22,500,001) (1,870,635) 1,717,117 5,037,569 550,554 327,548 —
BlackRock Floating Rate Income
Portfolio, Class K Shares .. 11,022,489 247,751 — — (93,093) 11,177,147 1,170,382 247,730 —
iShares Core Dividend Growth
ETF ................. 55,386,619 32,924,687 (31,447,145) (764,258) (2,893,821) 53,206,082 1,103,174 168,933 —
iShares Core S&P 500 ETF ... — 21,626,179 85 85 (11,617) 21,614,732 51,471 — —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... 39,386,612 — — — (1,528,512) 37,858,100 521,677 570,550 —
$ (2,631,615) $ (2,806,220) $ 337,764,929 $ 2,120,041 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 17 12/15/23 $ 781 $ (60,496)
S&P 500 E-Mini Index ....................................................... 352 12/15/23 74,136 (231,447)
U.S. Treasury 10-Year Note ................................................... 628 12/19/23 66,588 (2,455,049)
U.S. Treasury 10-Year Ultra Note ............................................... 49 12/19/23 5,319 (303,652)
U.S. Treasury Ultra Bond ..................................................... 54 12/19/23 6,026 (858,003)
U.S. Treasury 2-Year Note .................................................... 21 12/29/23 4,252 (2,815)
U.S. Treasury 5-Year Note .................................................... 1,303 12/29/23 136,092 (2,273,921)
(6,185,383)
Short Contracts
GBP Currency ............................................................ 395 12/18/23 30,005 543,766
JPY Currency ............................................................ 33 12/18/23 2,742 89,820
633,586
$ (5,551,797)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,172,528 GBP 2,600,000 Barclays Bank plc 11/16/23 $ 12,096
USD 111,093 EUR 103,019 Barclays Bank plc 12/14/23 1,875
USD 1,898,495 EUR 1,762,182 JPMorgan Chase Bank NA 12/14/23 30,261
AED 83,000 USD 22,607 Natwest Markets plc 01/16/24 —
AUD 101,000 USD 64,214 Natwest Markets plc 01/16/24 17
USD 121,519 CHF 109,000 Natwest Markets plc 01/16/24 633
USD 512,288 GBP 419,000 Standard Chartered Bank 01/16/24 2,690
USD 73,104 HKD 571,000 Natwest Markets plc 01/16/24 48
USD 22,333 JPY 3,299,000 Natwest Markets plc 01/16/24 284
47,904
USD 25,941,178 EUR 24,570,000 UBS AG 11/16/23 (71,462)
USD 97,152 GBP 80,000 UBS AG 11/16/23 (92)
EUR 144,389 USD 154,942 Standard Chartered Bank 12/14/23 (1,864)
CAD 559,000 USD 409,692 Natwest Markets plc 01/16/24 (6,032)
GBP 14,000 USD 17,056 Natwest Markets plc 01/16/24 (29)
JPY 90,000 USD 608 Natwest Markets plc 01/16/24 (7)
JPY 51,485,000 USD 349,069 Standard Chartered Bank 01/16/24 (4,974)
KRW 95,040,000 USD 71,019 Natwest Markets plc 01/16/24 (453)
NZD 819,000 USD 486,980 Natwest Markets plc 01/16/24 (9,704)
SGD 28,000 USD 20,547 Natwest Markets plc 01/16/24 (26)
USD 180,302 AED 662,000 Natwest Markets plc 01/16/24 (6)
USD 248,108 EUR 234,000 Natwest Markets plc 01/16/24 (399)
(95,048)
$ (47,144)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index Down and Out BNP Paribas SA 115 12/15/23 EUR 4,100.00 EUR 3,800.00 EUR 467 $ 8,329

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 662,367 $ (55,099)
(c)
$ 598,685 0 .1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/28 (329,979) 662,041
(e)
332,061 0 .0
$ 606,942 $ 930,746
(b) (d)
Range: 95 basis points 60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $8,583 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $1 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 37,441 $ 51,261 8 .6%
Saudi Arabia
Saudi Basic Industries Corp. .. 22,503 462,420 77 .2
Vietnam
Vietnam Dairy Products JSC .. 49,200 136,265 22 .8
Total Reference Entity — Long ............ 649,946
Reference Entity — Short
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ (37,441) (51,261) ( 8 .6 )
Net Value of Reference Entity — HSBC Bank plc
$ 598,685
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 8, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Russia
X5 Retail Group NV , GDR , Class
S .................. 26,438 332,326 100 .1
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Russia
X5 Retail Group NV , GDR ... (26,438) $ (265) ( 0 .1 ) %
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ 332,061

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 138,850,316 $ — $ 138,850,316
Common Stocks
Aerospace & Defense .................................... 2,782,639 1,650,409 — 4,433,048
Air Freight & Logistics .................................... 1,227,180 — — 1,227,180
Automobile Components .................................. 811,000 — — 811,000
Automobiles .......................................... 860,100 712,921 — 1,573,021
Banks ............................................... 8,355,453 6,978,176 17,449 15,351,078
Beverages ........................................... 810,094 1,197,966 — 2,008,060
Biotechnology ......................................... 1,760,232 — — 1,760,232
Broadline Retail ........................................ 1,666,401 1,540,144 — 3,206,545
Building Products ....................................... 1,576,236 — — 1,576,236
Capital Markets ........................................ 5,422,828 413,503 — 5,836,331
Chemicals ............................................ 1,081,148 1,912,488 — 2,993,636
Commercial Services & Supplies ............................. 2,180,298 — — 2,180,298
Communications Equipment ................................ 1,489,213 697,242 — 2,186,455
Construction & Engineering ................................ — 342,564 — 342,564
Consumer Finance ...................................... 2,619,336 413,029 — 3,032,365
Consumer Staples Distribution & Retail ........................ 3,688,911 549,431 146,087 4,384,429
Containers & Packaging .................................. 2,034,097 — — 2,034,097
Diversified REITs ....................................... 1,826,689 — — 1,826,689
Diversified Telecommunication Services ........................ 3,275,727 3,029,255 — 6,304,982
Electric Utilities ........................................ 10,272,936 1,071,962 — 11,344,898
Electrical Equipment ..................................... 383,619 551,709 — 935,328
Electronic Equipment, Instruments & Components ................. 1,764,424 1,510,142 — 3,274,566
Energy Equipment & Services .............................. 2,243,656 — — 2,243,656
Financial Services ...................................... 2,712,472 — — 2,712,472
Food Products ......................................... 3,501,572 3,018,395 — 6,519,967
Gas Utilities ........................................... — 646,024 — 646,024
Ground Transportation ................................... 3,798,702 148,647 — 3,947,349
Health Care Equipment & Supplies ........................... 4,963,421 2,334,139 — 7,297,560
Health Care Providers & Services ............................ 9,533,363 — — 9,533,363
Health Care REITs ...................................... 7,477,352 — — 7,477,352
Hotels, Restaurants & Leisure .............................. 208,140 1,068,448 — 1,276,588
Household Durables ..................................... 1,492,944 1,392,933 — 2,885,877

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 298,004 $ — $ 298,004
Independent Power and Renewable Electricity Producers ............ 111,764 — — 111,764
Industrial Conglomerates .................................. — 810,683 — 810,683
Industrial REITs ........................................ 3,214,553 3,592,958 — 6,807,511
Insurance ............................................ 4,981,224 4,134,195 — 9,115,419
Interactive Media & Services ............................... 216,818 136,932 — 353,750
IT Services ........................................... 3,899,093 2,534,069 — 6,433,162
Life Sciences Tools & Services .............................. 517,051 781,545 — 1,298,596
Machinery ............................................ 2,126,246 879,996 — 3,006,242
Media ............................................... 1,631,845 156,137 41,268 1,829,250
Metals & Mining ........................................ 564,456 1,126,498 — 1,690,954
Multi-Utilities .......................................... 3,957,064 997,298 — 4,954,362
Office REITs .......................................... 3,836,804 — — 3,836,804
Oil, Gas & Consumable Fuels ............................... 6,640,376 6,556,048 5 13,196,429
Passenger Airlines ...................................... 386,474 — — 386,474
Personal Care Products .................................. 665,126 516,207 — 1,181,333
Pharmaceuticals ....................................... 1,053,353 7,562,993 — 8,616,346
Professional Services .................................... 6,019,880 1,832,396 — 7,852,276
Real Estate Management & Development ....................... 465,815 2,910,622 — 3,376,437
Residential REITs ....................................... 3,898,155 — — 3,898,155
Retail REITs .......................................... 1,526,552 1,541,034 — 3,067,586
Semiconductors & Semiconductor Equipment .................... 632,307 7,249,678 — 7,881,985
Software ............................................. 7,057,975 — — 7,057,975
Specialized REITs ...................................... 10,429,093 — — 10,429,093
Specialty Retail ........................................ 577,687 — — 577,687
Technology Hardware, Storage & Peripherals .................... 2,745,239 2,176,469 — 4,921,708
Textiles, Apparel & Luxury Goods ............................ 277,724 1,108,839 — 1,386,563
Tobacco ............................................. 1,745,574 1,205,951 — 2,951,525
Trading Companies & Distributors ............................ 257,280 1,556,643 — 1,813,923
Transportation Infrastructure ............................... 1,049,712 5,027,163 — 6,076,875
Water Utilities ......................................... — 262,448 — 262,448
Wireless Telecommunication Services ......................... 569,172 1,697,510 — 2,266,682
Corporate Bonds ........................................ — 159,977,358 — 159,977,358
Equity-Linked Notes ....................................... — 217,377,531 657,603 218,035,134
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,732,783 — 1,732,783
Automobile Components .................................. — 380,148 — 380,148
Automobiles .......................................... — 169,509 — 169,509
Beverages ........................................... — 575,451 — 575,451
Broadline Retail ........................................ — 873,093 31,322 904,415
Building Products ....................................... — 737,587 — 737,587
Capital Markets ........................................ — 1,343,668 — 1,343,668
Chemicals ............................................ — 2,198,602 257,438 2,456,040
Commercial Services & Supplies ............................. — 2,245,326 172,979 2,418,305
Communications Equipment ................................ — 336,668 — 336,668
Construction & Engineering ................................ — 630,581 — 630,581
Construction Materials .................................... — 563,754 60,000 623,754
Consumer Staples Distribution & Retail ........................ — 235,748 — 235,748
Containers & Packaging .................................. — 690,594 — 690,594
Distributors ........................................... — 149,492 — 149,492
Diversified Consumer Services .............................. — 1,366,744 — 1,366,744
Diversified REITs ....................................... — 80,495 — 80,495
Diversified Telecommunication Services ........................ — 2,341,883 — 2,341,883
Electrical Equipment ..................................... — 142,813 — 142,813
Electronic Equipment, Instruments & Components ................. — 107,084 — 107,084
Energy Equipment & Services .............................. — 263,593 — 263,593
Entertainment ......................................... — 2,273,294 — 2,273,294
Financial Services ...................................... — 2,170,341 79,323 2,249,664
Food Products ......................................... — 1,991,686 — 1,991,686
Ground Transportation ................................... — 570,986 — 570,986
Health Care Equipment & Supplies ........................... — 1,178,443 — 1,178,443
Health Care Providers & Services ............................ — 1,059,183 — 1,059,183
Health Care Technology .................................. — 1,274,941 — 1,274,941
Hotels, Restaurants & Leisure .............................. — 3,398,528 — 3,398,528
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 807,439 $ — $ 807,439
Independent Power and Renewable Electricity Producers ............ — 318,643 — 318,643
Industrial Conglomerates .................................. — 163,932 — 163,932
Insurance ............................................ — 2,485,027 — 2,485,027
Interactive Media & Services ............................... — 598,364 — 598,364
IT Services ........................................... — 1,483,858 — 1,483,858
Leisure Products ....................................... — 225,704 — 225,704
Life Sciences Tools & Services .............................. — 1,089,109 — 1,089,109
Machinery ............................................ — 2,582,361 — 2,582,361
Media ............................................... — 1,164,924 126,386 1,291,310
Oil, Gas & Consumable Fuels ............................... — 635,654 165,600 801,254
Passenger Airlines ...................................... — 1,309,388 — 1,309,388
Personal Care Products .................................. — 655,589 — 655,589
Pharmaceuticals ....................................... — 1,166,671 115,224 1,281,895
Professional Services .................................... — 2,292,543 — 2,292,543
Real Estate Management & Development ....................... — 17,637 220,969 238,606
Semiconductors & Semiconductor Equipment .................... — 240,580 — 240,580
Software ............................................. — 5,091,643 27,839 5,119,482
Specialty Retail ........................................ — 830,046 — 830,046
Technology Hardware, Storage & Peripherals .................... — 27,430 — 27,430
Textiles, Apparel & Luxury Goods ............................ — 79,717 40,190 119,907
Trading Companies & Distributors ............................ — 777,533 197,751 975,284
Transportation Infrastructure ............................... — 259,255 103,819 363,074
Wireless Telecommunication Services ......................... — 346,351 — 346,351
Foreign Agency Obligations ................................. — 5,006,495 — 5,006,495
Foreign Government Obligations .............................. — 17,828,789 — 17,828,789
Investment Companies .................................... 123,856,061 — — 123,856,061
Non-Agency Mortgage-Backed Securities ........................ — 32,269,379 256,736 32,526,115
Preferred Securities
Banks ............................................... 798,887 2,105,150 — 2,904,037
Capital Markets ........................................ — 3,785,515 — 3,785,515
Commercial Services & Supplies ............................. — 659,291 — 659,291
Consumer Finance ...................................... 758,885 5,015,277 — 5,774,162
Electric Utilities ........................................ — 2,128,408 — 2,128,408
Independent Power and Renewable Electricity Producers ............ — 110,110 — 110,110
Insurance ............................................ — 750,089 — 750,089
Multi-Utilities .......................................... — 642,784 — 642,784
Oil, Gas & Consumable Fuels ............................... — 1,749,612 — 1,749,612
Technology Hardware, Storage & Peripherals .................... — 2,162,004 — 2,162,004
U.S. Government Sponsored Agency Securities .................... — 273,325 — 273,325
Warrants .............................................. 2,123 — — 2,123
Short-Term Securities
Money Market Funds ...................................... 170,593,898 — — 170,593,898
U.S. Treasury Obligations ................................... — 185,645 — 185,645
Options Purchased
Equity contracts .......................................... — 8,329 — 8,329
$ 458,884,449 $ 734,449,666 $ 2,717,988 $ 1,196,052,103
Investments Valued at NAV
(a)
...................................... 43,314,970
$ 1,239,367,073
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ — $ 662,041 $ — $ 662,041
Foreign currency exchange contracts ............................ 633,586 47,904 — 681,490
Liabilities
Equity contracts ........................................... (291,943) (55,099) — (347,042)
Foreign currency exchange contracts ............................ — (95,048) — (95,048)
Interest rate contracts ....................................... (5,893,440) — — (5,893,440)
$ (5,551,797) $ 559,798 $ — $ (4,991,999)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Dynamic High Income Portfolio

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)